Performance Trust Strategic Bond Fund
Schedule of Investments
May 31, 2022 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.02%
American Credit Acceptance Receivables Trust
2022-2, 4.410%, 06/13/2028 (a)	$4,400,000	$4,388,518
CarMax Auto Owner Trust
2022-2, 3.490%, 02/16/2027	5,000,000	4,988,127
Exeter Automobile Receivables Trust
2022-2A, 3.650%, 10/15/2026	9,500,000	9,435,419
First Investors Auto Owner Trust
2021-1A, 1.170%, 03/15/2027 (a)	1,795,000	1,699,412
2022-1A, 3.130%, 05/15/2028 (a)	5,000,000	4,799,174
GLS Auto Receivables Issuer Trust
2021-4A, 1.940%, 10/15/2027 (a)	8,650,000	8,172,541
New Residential Advance Receivables Trust
2020-T1, 2.269%, 08/15/2053 (a)	1,700,000	1,642,146
2020-T1, 3.011%, 08/15/2053 (a)	4,400,000	4,255,936
Santander Drive Auto Receivables Trust
2022-2, 3.440%, 09/15/2027	10,000,000	9,858,083
2022-2, 3.760%, 07/16/2029	5,000,000	4,905,604
Toyota Auto Receivables Owner Trust
2022-B, 3.110%, 08/16/2027	5,550,000	5,459,442
TOTAL ASSET BACKED SECURITIES (Cost $60,959,506)		59,604,402

COLLATERALIZED LOAN OBLIGATIONS - 5.39%
Apidos CLO XI
2012-11A, 4.794% (3 Month LIBOR USD + 3.750%), 04/17/2034 (a)(b)(c)	1,500,000	1,412,284
Apidos CLO XII
2013-12A, 6.444% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)	6,150,000	5,148,589
Apidos CLO XV
2013-15A, 2.613% (3 Month LIBOR USD + 1.550%), 04/20/2031 (a)(b)(c)	4,000,000	3,837,980
2013-15A, 2.913% (3 Month LIBOR USD + 1.850%), 04/20/2031 (a)(b)(c)	5,000,000	4,698,175
2013-15A, 6.763% (3 Month LIBOR USD + 5.700%), 04/20/2031 (a)(b)(c)	3,843,000	3,357,441
Apidos CLO XX
2015-20A, 2.994% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	1,250,000	1,184,707
Apidos CLO XXIII
2015-23A, 2.644% (3 Month LIBOR USD + 1.600%), 04/15/2033 (a)(b)(c)	6,500,000	6,235,716
Apidos CLO XXIV
2016-24A, 6.863% (3 Month LIBOR USD + 5.800%), 10/20/2030 (a)(b)(c)	2,550,000	2,200,410
Apidos CLO XXIX
2018-29A, 3.084% (3 Month LIBOR USD + 1.900%), 07/25/2030 (a)(b)(c)	7,600,000	7,124,164
2018-29A, 3.934% (3 Month LIBOR USD + 2.750%), 07/25/2030 (a)(b)(c)	6,250,000	5,668,631
Apidos CLO XXVIII
2017-28A, 2.213% (3 Month LIBOR USD + 1.150%), 01/20/2031 (a)(b)(c)	2,000,000	1,933,738
Apidos CLO XXX
XXXA, 3.044% (3 Month LIBOR USD + 2.000%), 10/18/2031 (a)(b)(c)	3,100,000	2,902,629
Ares XLII CLO Ltd.
2017-42A, 4.586% (3 Month LIBOR USD + 3.450%), 01/22/2028 (a)(b)(c)	1,050,000	995,035
Ares XLVI CLO Ltd.
2017-46A, 2.744% (3 Month LIBOR USD + 1.700%), 01/15/2030 (a)(b)(c)	1,436,843	1,366,706
2017-46A, 3.570%, 01/15/2030 (a)(c)	3,600,000	3,415,259
Ares XXXIR CLO Ltd.
2014-31RA, 3.106% (3 Month LIBOR USD + 1.600%), 05/24/2030 (a)(b)(c)	3,000,000	2,851,035
Ares XXXIX CLO Ltd.
2016-39A, 4.394% (3 Month LIBOR USD + 3.350%), 04/18/2031 (a)(b)(c)	7,335,000	6,556,507
Ares XXXVIII CLO Ltd.
2015-38A, 3.563% (3 Month LIBOR USD + 2.500%), 04/20/2030 (a)(b)(c)	7,450,000	6,509,855
BCRED MML CLO, LLC
2022-1A, 3.345% (TSFR3M + 2.750%), 04/20/2035 (a)(b)	2,000,000	1,896,212
Betony CLO 2 Ltd.
2018-1A, 3.136% (3 Month LIBOR USD + 1.850%), 04/30/2031 (a)(b)(c)	1,200,000	1,145,227
BlueMountain CLO Ltd.
2018-1A, 2.986% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)	6,996,770	6,738,225
2014-2A, 2.813% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)(c)	5,500,000	5,300,449
Burnham Park CLO Ltd.
2016-1A, 3.213% (3 Month LIBOR USD + 2.150%), 10/20/2029 (a)(b)(c)	5,250,000	5,038,299
Catskill Park CLO Ltd.
2017-1A, 4.763% (3 Month LIBOR USD + 3.700%), 04/20/2029 (a)(b)(c)	3,500,000	3,313,233
Chenango Park CLO Ltd.
2018-1A, 4.044% (3 Month LIBOR USD + 3.000%), 04/15/2030 (a)(b)(c)	1,000,000	917,789
CIFC Funding Ltd.
2017-3A, 2.863% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	2,100,000	2,031,851
2018-1A, 2.794% (3 Month LIBOR USD + 1.750%), 04/18/2031 (a)(b)(c)	3,750,000	3,571,504
Gilbert Park CLO Ltd.
2017-1A, 3.994% (3 Month LIBOR USD + 2.950%), 10/15/2030 (a)(b)(c)	8,475,000	7,950,253
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 5.763% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)	5,519,000	4,883,493
Goldentree Loan Management US CLO 4 Ltd.
2019-4A, 5.934% (3 Month LIBOR USD + 4.750%), 04/24/2031 (a)(b)(c)	8,150,000	7,168,455
Goldentree Loan Management US CLO 5 Ltd.
2019-5A, 5.913% (3 Month LIBOR USD + 4.850%), 10/20/2032 (a)(b)(c)	7,500,000	6,603,720
Goldentree Loan Opportunities XI Ltd.
2015-11A, 3.444% (3 Month LIBOR USD + 2.400%), 01/18/2031 (a)(b)(c)	2,250,000	2,089,384
2015-11A, 6.444% (3 Month LIBOR USD + 5.400%), 01/18/2031 (a)(b)(c)	3,750,000	3,353,696
GoldentTree Loan Management US CLO 1 Ltd.
2021-9A, 5.813% (3 Month LIBOR USD + 4.750%), 01/20/2033 (a)(b)(c)	6,500,000	5,708,755
Golub Capital BDC 3 CLO 1, LLC
2021-1A, 3.844% (3 Month LIBOR USD + 2.800%), 04/15/2033 (a)(b)(c)	7,000,000	6,672,778
Greenwood Park CLO Ltd.
2018-1A, 5.994% (3 Month LIBOR USD + 4.950%), 04/15/2031 (a)(b)(c)	3,250,000	2,882,623
Grippen Park CLO Ltd.
2017-1A, 4.363% (3 Month LIBOR USD + 3.300%), 01/20/2030 (a)(b)(c)	7,350,000	6,971,137
2017-1A, 6.763% (3 Month LIBOR USD + 5.700%), 01/20/2030 (a)(b)(c)	1,150,000	1,048,959
Jay Park CLO Ltd.
2016-1A, 3.713% (3 Month LIBOR USD + 2.650%), 10/20/2027 (a)(b)(c)	1,124,000	1,064,296
LCM 26 Ltd.
26A, 3.563% (3 Month LIBOR USD + 2.500%), 01/20/2031 (a)(b)(c)	1,000,000	841,012
26A, 6.363% (3 Month LIBOR USD + 5.300%), 01/20/2031 (a)(b)(c)	4,000,000	3,351,240
LCM 29 Ltd.
29A, 2.644% (3 Month LIBOR USD + 1.600%), 04/15/2031 (a)(b)(c)	4,750,000	4,532,089
LCM 34 Ltd.
34A, 7.603% (3 Month LIBOR USD + 6.540%), 10/20/2034 (a)(b)(c)	3,250,000	2,927,535
LCM 35 Ltd.
35A, 7.654% (3 Month LIBOR USD + 6.610%), 10/15/2034 (a)(b)(c)	4,750,000	4,288,224
LCM 36 Ltd.
36A, 6.958% (3 Month LIBOR USD + 6.710%), 01/15/2034 (a)(b)(c)	6,000,000	5,353,260
LCM Loan Income Fund I Income Note Issuer Ltd.
27A, 2.994% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	2,700,000	2,541,534
27A, 3.994% (3 Month LIBOR USD + 2.950%), 07/16/2031 (a)(b)(c)	4,000,000	3,364,444
27A, 6.644% (3 Month LIBOR USD + 5.600%), 07/16/2031 (a)(b)(c)	2,000,000	1,695,536
LCM XIV LP
14A, 2.643% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)(c)	10,800,000	10,370,225
14A, 2.913% (3 Month LIBOR USD + 1.850%), 07/20/2031 (a)(b)(c)	6,000,000	5,618,598
14A, 6.563% (3 Month LIBOR USD + 5.500%), 07/20/2031 (a)(b)(c)	1,000,000	816,057
LCM XV LP
15A, 4.763% (3 Month LIBOR USD + 3.700%), 07/20/2030 (a)(b)(c)	9,000,000	7,792,380
LCM XVI LP
16A, 2.794% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)(c)	4,000,000	3,862,384
16A, 3.194% (3 Month LIBOR USD + 2.150%), 10/15/2031 (a)(b)(c)	5,100,000	4,824,447
16A, 7.424% (3 Month LIBOR USD + 6.380%), 10/15/2031 (a)(b)(c)	1,600,000	1,378,234
LCM XVII LP
17A, 7.044% (3 Month LIBOR USD + 6.000%), 10/15/2031 (a)(b)(c)	1,000,000	824,467
LCM XVIII LP
19A, 2.794% (3 Month LIBOR USD + 1.750%), 07/15/2027 (a)(b)(c)	2,500,000	2,469,240
19A, 3.744% (3 Month LIBOR USD + 2.700%), 07/15/2027 (a)(b)(c)	4,000,000	3,950,940
18A, 7.013% (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)(b)(c)	5,300,000	4,415,372
LCM XXII Ltd.
22A, 3.863% (3 Month LIBOR USD + 2.800%), 10/20/2028 (a)(b)(c)	2,000,000	1,780,248
LCM XXV Ltd.
25A, 4.513% (3 Month LIBOR USD + 3.450%), 07/20/2030 (a)(b)(c)	4,000,000	3,383,516
Long Point Park CLO Ltd.
2017-1A, 3.444% (3 Month LIBOR USD + 2.400%), 01/17/2030 (a)(b)(c)	4,000,000	3,627,580
2017-1A, 6.644% (3 Month LIBOR USD + 5.600%), 01/17/2030 (a)(b)(c)	2,000,000	1,800,902
Madison Park Funding LVII Ltd.
2018-1A, 4.144% (3 Month LIBOR USD + 3.100%), 10/15/2031 (a)(b)(c)	1,000,000	943,141
Magnetite VIII Ltd.
2014-8A, 3.944% (3 Month LIBOR USD + 2.900%), 04/15/2031 (a)(b)(c)	10,150,000	9,663,531
Magnetite XII Ltd.
2015-12A, 6.724% (3 Month LIBOR USD + 5.680%), 10/15/2031 (a)(b)(c)	8,923,000	8,282,427
Magnetite XIV-R Ltd.
2018-14RA, 3.894% (3 Month LIBOR USD + 2.850%), 10/18/2031 (a)(b)(c)	1,500,000	1,410,440
Magnetite XV Ltd.
2015-15A, 3.934% (3 Month LIBOR USD + 2.750%), 07/25/2031 (a)(b)(c)	2,000,000	1,867,580
Magnetite XVIII Ltd.
2016-18A, 4.111% (3 Month LIBOR USD + 2.700%), 11/15/2028 (a)(b)(c)	10,315,000	9,852,455
Magnetite XXIII Ltd.
2019-23A, 7.484% (3 Month LIBOR USD + 6.300%), 01/25/2035 (a)(b)(c)	2,750,000	2,589,719
Magnetite XXVII Ltd.
2020-27A, 7.063% (3 Month LIBOR USD + 6.000%), 10/20/2034 (a)(b)(c)	5,250,000	4,857,137
Magnetite XXVIII Ltd.
2020-28A, 7.213% (3 Month LIBOR USD + 6.150%), 01/20/2035 (a)(b)(c)	2,250,000	2,098,726
Magnetite XXX Ltd.
2021-30A, 7.384% (3 Month LIBOR USD + 6.200%), 10/25/2034 (a)(b)(c)	4,100,000	3,841,311
Mountain View CLO XV Ltd.
2019-2A, 2.944% (3 Month LIBOR USD + 1.900%), 01/15/2033 (a)(b)(c)	3,000,000	2,924,616
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A, 4.744% (3 Month LIBOR USD + 3.700%), 01/19/2033 (a)(b)(c)	5,000,000	4,729,685
Niagara Park CLO Ltd.
2019-1A, 6.994% (3 Month LIBOR USD + 5.950%), 07/17/2032 (a)(b)(c)	2,000,000	1,892,858
Octagon Investment Partners 26 Ltd.
2016-1A, 2.844% (3 Month LIBOR USD + 1.800%), 07/15/2030 (a)(b)(c)	6,220,000	5,868,869
Webster Park CLO Ltd.
2015-1A, 2.863% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	10,300,000	9,791,901
2015-1A, 3.963% (3 Month LIBOR USD + 2.900%), 07/20/2030 (a)(b)(c)	4,800,000	4,417,099
Whetstone Park CLO Ltd.
2021-1A, 2.790%, 01/20/2035 (a)(c)	1,400,000	1,232,470
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $334,585,994)		315,822,628

CORPORATE BONDS - 22.64%
Administrative and Support Services - 0.44%
ADT Security Corp.
4.125%, 08/01/2029 (a)	9,650,000	8,601,479
Central Storage Safety Project Trust
4.823%, 02/01/2038 (a)(d)	6,587,840	5,763,295
Northwell Healthcare, Inc.
3.391%, 11/01/2027	4,652,000	4,560,479
Prime Security Services Borrower, LLC
3.375%, 08/31/2027 (a)	1,000,000	896,525
Vonore Fiber Products, LLC
16.000%, 07/10/2022 (d)	590,912	590,912
Wildflower Improvement Association
6.625%, 03/01/2031 (a)(d)	5,527,867	5,458,292
Air Transportation - 0.16%
Southwest Airlines Co.
5.125%, 06/15/2027	8,780,000	9,144,687
Ambulatory Health Care Services - 0.32%
Piedmont Healthcare, Inc.
2.044%, 01/01/2032	12,725,000	10,726,277
Toledo Hospital
6.015%, 11/15/2048	6,980,000	8,190,731
Amusement, Gambling, and Recreation Industries - 0.16%
Station Casinos, LLC
4.625%, 12/01/2031 (a)	4,650,000	3,952,418
YMCA of Greater New York
2.303%, 08/01/2026	5,730,000	5,289,174
Broadcasting (except Internet) - 0.19%
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (a)	5,500,000	5,199,728
3.875%, 09/01/2031 (a)	6,500,000	5,723,770
Building Material and Garden Equipment and Supplies Dealers - 0.43%
Builders FirstSource, Inc.
4.250%, 02/01/2032 (a)	5,750,000	5,124,112
Home Depot, Inc.
5.875%, 12/16/2036	5,000,000	6,002,939
5.400%, 09/15/2040	5,000,000	5,584,805
Lowe's Companies, Inc.
1.700%, 09/15/2028	10,000,000	8,746,821
Chemical Manufacturing - 0.57%
Axalta Coating Systems, LLC
3.375%, 02/15/2029 (a)	15,105,000	13,322,610
Scotts Miracle-Gro Co.
4.000%, 04/01/2031	5,025,000	4,191,855
4.375%, 02/01/2032	9,878,000	8,198,740
Valvoline, Inc.
3.625%, 06/15/2031 (a)	8,734,000	7,781,448
Computer and Electronic Product Manufacturing - 0.18%
Dell International, LLC
5.300%, 10/01/2029	10,100,000	10,312,099
Construction of Buildings - 0.54%
Ashton Woods USA, LLC
4.625%, 04/01/2030 (a)	7,600,000	6,417,060
Century Communities, Inc.
3.875%, 08/15/2029 (a)	3,925,000	3,403,348
KB Home
4.800%, 11/15/2029	7,997,000	7,375,153
4.000%, 06/15/2031	483,000	418,399
LGI Homes, Inc.
4.000%, 07/15/2029 (a)	7,000,000	5,912,865
M/I Homes, Inc.
3.950%, 02/15/2030	5,000,000	4,110,355
Meritage Homes Corp.
3.875%, 04/15/2029 (a)	4,500,000	3,987,620
Credit Intermediation and Related Activities - 7.94%
American AGcredit FLCA
3.375% to 06/15/2031 then SOFR + 2.120%, 06/15/2036 (a)(b)	10,000,000	9,165,343
Atlantic Union Bankshares Corp.
2.875% to 12/15/2026 then SOFR + 1.860%, 12/15/2031 (b)	9,500,000	8,752,999
Bank of America Corp.
2.087% to 05/14/2029 then SOFR + 1.060%, 06/14/2029 (b)	12,000,000	10,590,044
2.651% to 03/11/31 then SOFR + 1.220%, 03/11/2032 (b)	10,000,000	8,733,239
Bank of Montreal
3.088% (5 Year CMT Rate + 1.400%), 01/10/2037 (b)(c)	15,000,000	12,724,845
Bank of Nova Scotia
2.450%, 02/02/2032 (c)	15,000,000	12,778,560
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (b)(c)	3,000,000	3,032,323
5.250% to 06/15/2025 then SOFR + 5.060%, 06/15/2030 (b)(c)	5,000,000	5,116,390
Bank OZK
2.750% to 10/01/2026 then SOFR + 2.090%, 10/01/2031 (b)	15,175,000	14,208,630
Banner Corp.
5.000% to 06/30/2025 then SOFR + 4.890%, 06/30/2030 (b)	5,000,000	5,067,158
Barclays PLC
6.125% (5 Year CMT Rate + 5.867%), 12/15/2025 (b)(c)(e)	15,050,000	14,840,838
BlueHub Loan Fund, Inc.
3.099%, 01/01/2030	3,040,000	2,798,085
Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (b)	3,500,000	3,495,203
Central Pacific Financial Corp.
4.750% to 11/01/2025 then SOFR + 4.560%, 11/01/2030 (b)	5,000,000	4,964,319
Citigroup, Inc.
3.980% to 03/20/2029 then 3 Month LIBOR USD + 1.338%, 03/20/2030 (b)	8,679,000	8,417,996
CNB Financial Corp.
3.250% to 6/15/2026 then SOFR + 2.580%, 06/15/2031 (a)(b)	8,000,000	7,504,941
Compeer Financial FLCA
2.750% to 06/01/2026 then SOFR + 2.030%, 06/01/2031 (a)(b)	5,000,000	4,625,663
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)	4,750,000	4,354,962
First Busey Corp.
5.000% to 06/15/2027 then TSFR3M + 2.520%, 06/15/2032 (b)	2,000,000	1,995,690
5.250% to 06/01/2025 then TSFR3M + 5.110%, 06/01/2030 (b)	4,000,000	4,051,239
First Citizens BancShares, Inc.
3.375% to 03/15/2025 then TSFR3M + 2.465%, 03/15/2030 (b)	7,500,000	7,238,693
First Financial Bancorp
5.250% to 05/15/2025 then TSFR3M + 5.090%, 05/15/2030 (b)	4,000,000	4,035,721
First Foundation, Inc.
3.500% to 02/01/2027 then SOFR + 2.040%, 02/01/2032 (b)	9,500,000	8,994,197
First Interstate BancSystem, Inc.
5.250% to 05/15/2025 then TSFR3M + 5.180%, 05/15/2030 (b)	5,000,000	5,075,181
First Mid Bancshares, Inc.
3.950% to 10/15/2025 then SOFR + 3.830%, 10/15/2030 (b)	5,300,000	5,196,835
First Midwest Bancorp, Inc.
5.875%, 09/29/2026	8,500,000	9,047,694
Firstbank
4.500% to 09/01/2025 then SOFR + 4.390%, 09/01/2030 (b)	5,000,000	4,973,043
First-Citizens Bank & Trust Co.
6.125%, 03/09/2028	6,406,000	6,861,079
Flushing Financial Corp.
3.125% to 12/01/2026 then SOFR + 2.035%, 12/01/2031 (b)	5,000,000	4,660,874
Great Southern Bank
5.500% to 06/15/2025 then TSFR3M + 5.325%, 06/15/2030 (b)	4,750,000	4,806,993
Heartland Financial USA, Inc.
2.750% to 09/15/2026 then SOFR + 2.100%, 09/15/2031 (b)	6,000,000	5,543,091
Heritage Commerce Corp.
5.250% to 06/01/2022 then 3 Month LIBOR USD + 3.365%, 06/01/2027 (b)	3,935,000	3,935,000
Hilltop Holdings, Inc.
6.125% to 05/15/2030 then SOFR + 5.800%, 05/15/2035 (b)	9,000,000	9,356,253
HomeStreet, Inc.
3.500% to 01/30/2027 then SOFR + 2.150%, 01/30/2032 (b)	6,500,000	6,138,352
Home BancShares, Inc.
3.125% to 01/30/2027 then SOFR + 1.820%, 01/30/2032 (b)	9,000,000	8,387,129
Huntington National Bank
5.500% to 05/06/2025 then 3 Month LIBOR USD + 5.090%, 05/06/2030 (b)	9,000,000	9,311,119
Independent Bank Group, Inc.
4.000% to 09/15/2025 then SOFR + 3.885%, 09/15/2030 (b)	7,000,000	6,793,552
JPMorgan Chase & Co.
2.069% to 06/01/2028 then SOFR + 1.015%, 06/01/2029 (b)	5,000,000	4,427,040
2.963% to 01/25/2032 then SOFR + 1.260%, 01/25/2033 (b)	10,000,000	8,957,902
Mercantile Bank Corp.
3.250% to 01/30/2027 then SOFR + 2.120%, 01/30/2032 (b)	7,000,000	6,573,716
National Australia Bank Ltd.
3.347% (5 Year CMT Rate + 1.700%), 01/12/2037 (a)(b)(c)	9,500,000	8,259,268
NBT Bancorp, Inc.
5.000% to 07/01/2025 then SOFR + 4.850%, 07/01/2030 (b)	7,500,000	7,666,664
NexBank Capital, Inc.
4.000% to 08/15/2026 then SOFR + 3.390%, 08/15/2031 (a)(b)	6,500,000	6,119,454
OceanFirst Financial Corp.
5.250% to 05/15/2025 then SOFR + 5.095%, 05/15/2030 (b)	5,000,000	5,079,165
OneMain Finance Corp.
3.500%, 01/15/2027	5,000,000	4,461,875
5.375%, 11/15/2029	10,003,000	9,415,974
Oxford Finance, LLC
6.375%, 02/01/2027 (a)	750,000	728,873
Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then 3 Month LIBOR USD + 2.500%, 05/15/2029 (b)	4,000,000	4,013,681
5.375% to 06/15/2025 then TSFR3M + 5.170%, 06/15/2030 (b)	5,000,000	5,038,749
Park National Corp.
4.500% to 09/01/2025 then SOFR + 4.390%, 09/01/2030 (b)	15,100,000	14,855,922
Peapack-Gladstone Financial Corp.
3.500% to 12/30/2025 then SOFR + 3.260%, 12/30/2030 (b)	7,500,000	7,224,291
RBB Bancorp.
4.000% to 04/01/2026 then SOFR + 3.290%, 04/01/2031 (b)	5,450,000	5,271,004
Renasant Corp.
3.000% to 12/01/2026 then SOFR + 1.910%, 12/01/2031 (b)	5,000,000	4,634,768
4.500% to 09/15/2030 then SOFR + 4.025%, 09/15/2035 (b)	5,000,000	4,963,173
Royal Bank of Canada
3.625%, 05/04/2027 (c)	3,000,000	2,972,278
Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then SOFR + 2.882%, 11/15/2029 (b)	5,500,000	5,450,068
Southside Bancshares, Inc.
3.875% to 11/15/2025 then SOFR + 3.660%, 11/15/2030 (b)	7,000,000	6,843,926
Summit Financial Group, Inc.
3.250% to 12/01/2026 then SOFR + 2.300%, 12/01/2031 (b)	4,000,000	3,723,285
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 (b)	10,942,000	10,415,325
Texas Capital Bank, NA
5.250%, 01/31/2026	5,000,000	5,017,398
Toronto-Dominion Bank
2.000%, 09/10/2031 (c)	10,000,000	8,342,428
2.450%, 01/12/2032 (c)	6,000,000	5,167,721
Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (b)	4,000,000	3,982,039
3.125% to 02/15/2027 then SOFR + 1.680%, 02/15/2032 (b)	7,000,000	6,700,281
Trustmark Corp.
3.625% to 12/01/2025 then SOFR + 3.387%, 12/01/2030 (b)	6,500,000	6,303,523
UBS Group AG
2.746% (1 Year CMT Rate + 1.100%), 02/11/2033 (a)(b)(c)	10,000,000	8,522,906
UMB Financial Corp.
3.700% (5 Year CMT Rate + 3.437%), 09/17/2030 (b)	5,000,000	4,888,861
Valley National Bancorp
3.000% to 06/15/2026 then TSFR3M + 2.360%, 06/15/2031 (b)	7,300,000	6,867,738
Western Alliance Bancorp
3.000% to 06/15/2026 then SOFR + 2.250%, 06/15/2031 (b)	5,900,000	5,502,891
Western Alliance Bank
5.250% to 06/01/2025 then SOFR + 5.120%, 06/01/2030 (b)	5,000,000	5,045,068
WSFS Financial Corp.
2.750% to 12/15/2025 then SOFR + 2.485%, 12/15/2030 (b)	4,470,000	4,219,611
Educational Services - 0.28%
Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	1,710,000	1,712,138
Liberty University, Inc.
3.338%, 03/01/2034	16,000,000	14,893,770
Electrical Equipment, Appliance, and Component Manufacturing - 0.02%
Ciena Corp.
4.000%, 01/31/2030 (a)	1,000,000	920,025
Fabricated Metal Product Manufacturing - 0.68%
Ball Corp.
2.875%, 08/15/2030	19,037,000	16,486,450
3.125%, 09/15/2031	5,000,000	4,352,300
Howmet Aerospace, Inc.
5.900%, 02/01/2027	6,826,000	7,229,075
3.000%, 01/15/2029	12,937,000	11,739,681
Food Services and Drinking Places - 0.35%
New Red Finance, Inc.
3.875%, 01/15/2028 (a)(c)	2,000,000	1,897,240
3.500%, 02/15/2029 (a)(c)	2,400,000	2,200,812
Papa John's International, Inc.
3.875%, 09/15/2029 (a)	10,274,000	9,220,658
Yum! Brands, Inc.
4.750%, 01/15/2030 (a)	3,600,000	3,469,986
3.625%, 03/15/2031	4,467,000	3,957,483
Funds, Trusts, and Other Financial Vehicles - 0.20%
Ares Capital Corp.
3.200%, 11/15/2031	15,000,000	11,703,142
Furniture and Related Product Manufacturing - 0.18%
Tempur Sealy International, Inc.
3.875%, 10/15/2031 (a)	12,651,000	10,570,543
Hospitals - 0.77%
CHRISTUS Health
4.341%, 07/01/2028	7,070,000	7,071,236
CommonSpirit Health
3.347%, 10/01/2029	13,075,000	12,142,689
2.782%, 10/01/2030	10,000,000	8,825,003
3.817%, 10/01/2049	1,800,000	1,561,183
Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	9,920,000	7,522,460
Orlando Health Obligated Group
2.891%, 10/01/2035	1,000,000	842,680
Sutter Health
2.294%, 08/15/2030	8,000,000	6,901,608
Insurance Carriers and Related Activities - 1.21%
Centene Corp.
2.450%, 07/15/2028	13,441,000	12,087,827
3.000%, 10/15/2030	5,965,000	5,326,507
Metropolitan Life Global Funding I
2.400%, 01/11/2032 (a)	20,000,000	17,387,534
New York Life Global Funding
1.850%, 08/01/2031 (a)	10,000,000	8,365,362
Northwestern Mutual Global Funding
1.700%, 06/01/2028 (a)	10,000,000	8,983,965
Pacific Life Global Funding II
2.450%, 01/11/2032 (a)	14,000,000	12,022,236
RGA Global Funding
2.700%, 01/18/2029 (a)	7,750,000	7,053,829
Merchant Wholesalers, Durable Goods - 0.20%
CDW Finance Corp.
3.276%, 12/01/2028	1,650,000	1,486,617
3.250%, 02/15/2029	10,969,000	9,694,951
3.569%, 12/01/2031	800,000	709,823
Merchant Wholesalers, Nondurable Goods - 0.22%
Cargill, Inc.
2.125%, 11/10/2031 (a)	15,000,000	12,949,832
Miscellaneous Manufacturing - 0.59%
Bristol-Myers Squibb Co.
4.125%, 06/15/2039	8,734,000	8,630,237
Johnson & Johnson
5.850%, 07/15/2038	8,180,000	9,771,022
Wyeth, LLC
5.950%, 04/01/2037	13,738,000	16,462,816
Motor Vehicle and Parts Dealers - 0.79%
Asbury Automotive Group, Inc.
5.000%, 02/15/2032 (a)	5,800,000	5,263,471
Genuine Parts Co.
2.750%, 02/01/2032	10,000,000	8,530,419
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	13,617,000	12,436,679
Lithia Motors, Inc.
4.625%, 12/15/2027 (a)	5,000,000	4,932,725
3.875%, 06/01/2029 (a)	4,750,000	4,400,780
4.375%, 01/15/2031 (a)	3,000,000	2,781,405
Penske Automotive Group, Inc.
3.750%, 06/15/2029	8,950,000	8,048,422
Nonmetallic Mineral Product Manufacturing - 0.10%
Corning, Inc.
5.750%, 08/15/2040	5,107,000	5,630,082
Nursing and Residential Care Facilities - 0.11%
HumanGood California Obligated Group
3.000%, 10/01/2028	6,880,000	6,573,793
Other Information Services - 0.31%
Equifax, Inc.
2.350%, 09/15/2031	5,000,000	4,172,468
MSCI, Inc.
4.000%, 11/15/2029 (a)	5,000,000	4,755,850
3.625%, 11/01/2031 (a)	5,800,000	5,262,195
3.250%, 08/15/2033 (a)	4,310,000	3,759,656
Paper Manufacturing - 0.28%
Graphic Packaging International, LLC
4.750%, 07/15/2027 (a)	1,700,000	1,653,650
3.500%, 03/15/2028 (a)	9,888,000	9,210,227
3.750%, 02/01/2030 (a)	6,575,000	5,866,504
Personal and Laundry Services - 0.30%
Service Corp. International
3.375%, 08/15/2030	12,035,000	10,548,677
4.000%, 05/15/2031	7,475,000	6,919,907
Plastics and Rubber Products Manufacturing - 0.16%
AptarGroup, Inc.
3.600%, 03/15/2032	10,000,000	9,210,700
Professional, Scientific, and Technical Services - 1.26%
AECOM
5.125%, 03/15/2027	20,500,000	20,525,010
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (a)	9,324,000	8,744,463
Gartner, Inc.
3.625%, 06/15/2029 (a)	10,378,000	9,522,541
Open Text Corp.
3.875%, 12/01/2029 (a)(c)	8,830,000	8,047,742
Open Text Holdings, Inc.
4.125%, 12/01/2031 (a)	6,250,000	5,642,696
Oracle Corp.
2.300%, 03/25/2028	10,000,000	8,839,923
3.850%, 07/15/2036	10,000,000	8,469,930
Science Applications International Corp.
4.875%, 04/01/2028 (a)	4,173,000	3,992,080
Publishing Industries (except Internet) - 0.02%
News Corp.
3.875%, 05/15/2029 (a)	1,500,000	1,384,147
Real Estate - 0.68%
American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	10,000,000	8,493,500
Arbor Realty SR, Inc.
5.000%, 12/30/2028 (a)	5,000,000	4,694,565
Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	3,991,037
4.500%, 03/15/2027 (a)	5,000,000	4,684,581
Enterprise Community Loan Fund, Inc.
3.685%, 11/01/2023	5,010,000	5,052,162
4.152%, 11/01/2028	5,000,000	4,886,822
Simon Property Group LP
6.750%, 02/01/2040	6,738,000	7,985,286
Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.16%
Nature Conservancy
1.711%, 07/01/2031	1,250,000	1,030,445
1.811%, 07/01/2032	1,150,000	930,089
1.861%, 07/01/2033	532,000	420,359
Penn State Health
3.806%, 11/01/2049	3,500,000	3,047,043
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc.
2.145%, 02/01/2031	4,565,000	3,977,964
Rental and Leasing Services - 0.33%
ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	7,957,000	9,664,050
United Rentals North America, Inc.
3.750%, 01/15/2032	10,500,000	9,457,055
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.43%
Blackstone Holdings Finance Co., LLC
1.625%, 08/05/2028 (a)	15,000,000	12,950,589
Brookfield Asset Management, Inc.
7.375%, 03/01/2033 (c)	3,000,000	3,448,337
Charles Schwab Corp.
2.300%, 05/13/2031	10,000,000	8,680,054
Specialty Trade Contractors - 0.11%
TopBuild Corp.
3.625%, 03/15/2029 (a)	5,915,000	5,255,108
4.125%, 02/15/2032 (a)	1,565,000	1,373,326
Telecommunications - 0.53%
CCO Holdings Capital Corp.
4.750%, 02/01/2032 (a)	2,000,000	1,787,700
4.250%, 01/15/2034 (a)	11,250,000	9,337,387
T-Mobile USA, Inc.
2.625%, 02/15/2029	11,689,000	10,430,621
Verizon Communications, Inc.
4.500%, 08/10/2033	9,180,000	9,315,625
Transportation Equipment Manufacturing - 1.16%
Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	11,415,000	9,792,220
Dana, Inc.
5.375%, 11/15/2027	5,000,000	4,756,884
4.250%, 09/01/2030	5,000,000	4,368,750
4.500%, 02/15/2032	6,350,000	5,400,807
Ford Motor Credit Co., LLC
4.950%, 05/28/2027	5,853,000	5,832,880
Sensata Technologies, Inc.
4.375%, 02/15/2030 (a)	8,593,000	8,181,313
3.750%, 02/15/2031 (a)	6,355,000	5,696,453
Thor Industries, Inc.
4.000%, 10/15/2029 (a)	5,340,000	4,346,546
TransDigm, Inc.
8.000%, 12/15/2025 (a)	9,110,000	9,497,448
Volkswagen Group of America Finance, LLC
3.750%, 05/13/2030 (a)	10,000,000	9,456,141
Winnebago Industries, Inc.
6.250%, 07/15/2028 (a)	1,000,000	964,385
Utilities - 0.12%
Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,445,000	7,072,179
Wood Product Manufacturing - 0.16%
Masonite International Corp.
3.500%, 02/15/2030 (a)(c)	10,536,000	9,129,352
TOTAL CORPORATE BONDS (Cost $1,450,416,147)		1,326,886,060

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 10.56%
Adjustable Rate Mortgage Trust
2005-3, 2.957%, 07/25/2035 (f)	288,712	291,262
2005-10, 2.739%, 01/25/2036 (f)	5,659,224	4,795,195
2006-2, 3.221%, 05/25/2036 (f)	924,578	866,025
Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020 (g)	127,195	95,769
2006-J3, 5.750%, 05/25/2026	550,423	529,386
2004-27CB, 6.000%, 12/25/2034	1,067,071	1,010,366
2004-28CB, 6.000%, 01/25/2035	331,381	318,793
2005-6CB, 5.750%, 04/25/2035	2,061,141	1,916,469
2005-6CB, 7.500%, 04/25/2035	241,689	226,221
2005-13CB, 1.506% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	1,020,273	892,697
2005-9CB, 1.506% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	2,193,603	1,987,345
2005-9CB, 6.000%, 05/25/2035	7,514,463	4,499,002
2005-21CB, 5.250%, 06/25/2035	2,970,448	2,561,903
2005-21CB, 6.000%, 06/25/2035	1,792,605	1,594,862
2005-J6, 1.506% (1 Month LIBOR USD + 0.500%), 07/25/2035 (b)	2,798,112	2,393,948
2005-20CB, 5.500%, 07/25/2035	1,106,007	940,646
2005-43, 3.386%, 09/25/2035 (f)	186,410	170,243
2005-63, 2.800%, 11/25/2035 (f)	965,390	890,778
2005-54CB, 5.500%, 11/25/2035	600,109	398,790
2005-J13, 5.500%, 11/25/2035	546,164	424,636
2005-65CB, 0.000%, 12/25/2035 (d)(h)	776,797	396,060
2005-65CB, 5.500%, 01/25/2036	110,725	85,508
2005-75CB, 5.500%, 01/25/2036	1,405,402	1,114,923
2005-73CB, 5.750%, 01/25/2036	374,698	245,921
2005-86CB, 5.500%, 02/25/2036	138,877	97,938
2005-86CB, 5.500%, 02/25/2036	1,002,173	706,752
2005-80CB, 6.000%, 02/25/2036	4,665,355	4,582,872
2006-6CB, 5.500%, 05/25/2036	105,135	93,516
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (b)	578,131	348,082
2006-14CB, 6.000%, 06/25/2036	2,487,417	1,637,253
2006-16CB, 6.000%, 06/25/2036	910,308	621,718
2006-16CB, 6.000%, 06/25/2036	1,048,553	716,167
2006-16CB, 6.000%, 06/25/2036	400,042	273,230
2006-19CB, 1.406% (1 Month LIBOR USD + 0.400%), 08/25/2036 (b)	686,787	358,276
2006-24CB, 5.750%, 08/25/2036	2,579,064	1,681,459
2006-24CB, 5.750%, 08/25/2036	4,157,511	2,710,552
2006-19CB, 6.000%, 08/25/2036	4,001,291	2,757,956
2006-19CB, 6.000%, 08/25/2036	231,835	159,682
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	2,618,392	1,804,280
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	1,032,381	711,338
2006-23CB, 6.000%, 08/25/2036	661,528	644,670
2006-23CB, 6.500%, 08/25/2036	5,788,060	2,506,747
2006-J6, 6.000%, 09/25/2036	2,868,854	1,822,541
2006-J6, 6.000%, 09/25/2036	2,129,764	1,353,008
2006-26CB, 6.250%, 09/25/2036	5,570,425	3,418,977
2006-J5, 6.500%, 09/25/2036	2,012,184	1,325,486
2006-J5, 6.500%, 09/25/2036	9,741,156	6,416,790
2006-31CB, 5.750%, 11/25/2036	2,029,226	1,360,802
2006-31CB, 6.000%, 11/25/2036	224,958	154,132
2006-30T1, 6.500%, 11/25/2036	8,342,217	3,327,520
2006-39CB, 6.000%, 01/25/2037	2,547,143	2,350,370
2006-41CB, 6.000%, 01/25/2037	551,954	368,296
2007-2CB, 5.750%, 03/25/2037	5,874,727	3,747,578
2007-4CB, 5.750%, 04/25/2037	1,240,669	1,131,779
2007-4CB, 5.750%, 04/25/2037	1,649,382	1,504,620
2007-8CB, 5.500%, 05/25/2037	6,031,917	3,825,526
2007-8CB, 6.000%, 05/25/2037	815,022	543,676
2007-J2, 6.000%, 07/25/2037	4,795,536	4,547,687
2008-2R, 6.000%, 08/25/2037 (f)	7,168,781	4,393,531
2007-23CB, 6.000%, 09/25/2037	4,521,643	2,919,467
2007-13, 6.000%, 06/25/2047	2,602,971	1,628,668
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (i)	2,747,648	543,820
Banc of America Alternative Loan Trust
2005-11, 5.750%, 12/25/2035	770,043	698,780
2005-11, 5.750%, 12/25/2035	125,536	113,919
2006-9, 1.406% (1 Month LIBOR USD + 0.400%), 01/25/2037 (b)	996,464	777,974
2006-9, 6.000%, 01/25/2037	204,549	186,421
2006-4, 6.000%, 05/25/2046	1,024,198	931,294
2006-4, 6.500%, 05/25/2046	602,463	561,538
2006-4, 6.500%, 05/25/2046	1,192,391	1,080,141
2006-5, 6.000%, 06/25/2046	296,350	273,091
2006-6, 6.000%, 07/25/2046	1,224,298	1,086,663
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	257,048	249,777
2004-1, 6.000%, 02/25/2034	639,046	648,833
2004-1, 6.000%, 03/25/2034	3,780,044	3,924,550
2004-B, 2.402%, 11/20/2034 (f)	2,082,043	2,031,466
2007-4, 5.500%, 11/25/2034	268,462	254,955
2005-3, 5.500%, 06/25/2035	84,306	83,295
2014-R3, 2.426%, 06/26/2035 (a)(f)	1,615,478	1,592,442
2014-R3, 2.927%, 06/26/2035 (a)(f)	3,388,246	3,268,044
2005-4, 5.500%, 08/25/2035	37,350	37,316
2005-5, 5.500%, 09/25/2035	213,772	212,974
2005-5, 5.500%, 09/25/2035	1,686,231	1,680,866
2005-7, 5.500%, 11/25/2035	3,466,689	3,272,717
2005-7, 5.750%, 11/25/2035	6,117	6,214
2005-7, 6.000%, 11/25/2035	30,430	30,518
2005-8, 5.750%, 01/25/2036	2,034,744	1,927,872
2006-B, 2.672%, 03/20/2036 (f)	642,050	565,935
2006-F, 3.007%, 07/20/2036 (f)	6,716,219	6,095,141
2006-5, 5.750%, 09/25/2036	341,331	323,290
2006-7, 6.000%, 09/25/2036	553,556	494,161
2006-I, 2.092%, 12/20/2036 (f)	2,677,439	2,599,814
2006-I, 2.092%, 12/20/2036 (f)	465,728	444,849
2006-I, 2.237%, 12/20/2036 (f)	649,294	646,982
2007-1, 6.689%, 01/25/2037 (i)	791,211	750,122
2007-2, 1.066% (1 Month LIBOR USD + 0.060%), 03/25/2037 (b)	414,429	407,021
2007-3, 1.866% (1 Month LIBOR USD + 0.860%), 04/25/2037 (b)	974,415	942,906
2007-6, 1.286% (1 Month LIBOR USD + 0.280%), 07/25/2037 (b)	4,522,851	4,498,579
2007-6, 1.296% (1 Month LIBOR USD + 0.290%), 07/25/2037 (b)	1,095,822	1,090,575
2007-5, 5.500%, 07/25/2037	1,409,292	1,201,015
2010-R3, 6.000%, 09/26/2037 (a)(f)	6,490,777	6,353,945
2006-J, 3.459%, 01/20/2047 (f)	134,454	127,838
Banc of America Mortgage Trust
2005-A, 2.581%, 02/25/2035 (f)	1,502,223	1,518,714
2005-F, 2.708%, 07/25/2035 (f)	830,973	798,573
2007-1, 6.000%, 03/25/2037	1,752,534	1,535,074
2006-B, 2.531%, 10/20/2046 (f)	438,131	412,568
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (j)	305,384	200,441
Bear Stearns ALT-A Trust
2006-6, 3.218%, 11/25/2036 (f)	827,635	521,035
Bear Stearns ARM Trust
2004-12, 2.859%, 02/25/2035 (f)	47,789	46,881
Bear Stearns Asset Backed Securities I Trust
2005-AC5, 2.006% (1 Month LIBOR USD + 1.000%), 08/25/2035 (b)	543,641	390,590
2006-AC4, 1.256% (1 Month LIBOR USD + 0.250%), 07/25/2036 (b)	3,353,636	2,912,278
2006-AC4, 31.892% (1 Month LIBOR USD + 36.250%), 07/25/2036 (b)(d)(j)	774,974	874,384
Charlie Mac Trust
2004-2, 6.000%, 10/25/2034	37,931	35,781
Chase Funding Trust
2004-1, 1.756% (1 Month LIBOR USD + 0.750%), 09/25/2033 (b)	111,383	111,084
Chase Mortgage Finance Trust
2005-S2, 5.500%, 10/25/2035	658,582	642,596
2005-S3, 5.500%, 11/25/2035	5,862,849	4,860,933
2005-A1, 2.969%, 12/25/2035 (f)	858,092	827,175
2005-A1, 2.969%, 12/25/2035 (f)	894,597	862,364
2006-S3, 6.000%, 11/25/2036	6,954,553	3,782,614
2006-S4, 6.000%, 12/25/2036	1,054,442	589,177
2006-S4, 6.000%, 12/25/2036	3,993,096	2,231,171
2007-S1, 6.000%, 02/25/2037	4,087,769	2,064,771
2007-S3, 5.750%, 05/25/2037	699,513	392,238
2007-S3, 6.000%, 05/25/2037	2,131,416	1,217,365
2007-A2, 2.853%, 07/25/2037 (f)	918,881	841,792
ChaseFlex Trust
2005-1, 5.500%, 02/25/2035	330,222	295,275
2006-2, 4.461%, 09/25/2036 (f)	2,603,444	2,439,089
2007-M1, 4.176%, 08/25/2037 (i)	1,506,986	1,342,184
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	21,378	15,445
2003-42, 2.252%, 10/25/2033 (f)	933,237	900,850
2003-44, 5.000%, 10/25/2033	273,000	271,444
2004-4, 5.500%, 05/25/2034	462,135	442,096
2004-14, 2.745%, 08/25/2034 (f)	2,568,288	2,503,588
2004-21, 4.000%, 11/25/2034	555,510	538,334
2004-24, 5.500%, 12/25/2034	2,583,762	2,479,952
2004-J9, 5.500%, 01/25/2035	566,016	564,539
2004-HYB5, 2.512%, 04/20/2035 (f)	633,098	648,771
2005-HYB2, 2.895%, 05/20/2035 (f)	798,285	790,270
2005-13, 5.500%, 06/25/2035	1,687,339	1,149,806
2005-J3, 5.500%, 09/25/2035	71,430	66,361
2005-27, 5.500%, 12/25/2035	542,279	281,551
2005-27, 5.500%, 12/25/2035	1,080,526	897,756
2005-31, 2.792%, 01/25/2036 (f)	974,998	913,721
2005-30, 5.500%, 01/25/2036	69,241	50,541
2005-HY10, 3.121%, 02/20/2036 (f)	47,085	39,373
2005-HY10, 3.222%, 02/20/2036 (f)	113,793	95,284
2005-HY10, 3.238%, 02/20/2036 (f)	1,666,788	1,630,847
2006-6, 6.000%, 04/25/2036	653,639	404,559
2006-9, 6.000%, 05/25/2036	1,175,611	664,970
2006-J4, 6.250%, 09/25/2036	96,096	46,841
2006-16, 6.500%, 11/25/2036	522,991	245,129
2006-17, 6.000% (1 Month LIBOR USD + 0.550%), 12/25/2036 (b)	3,056,510	1,611,198
2006-17, 6.000%, 12/25/2036	2,259,948	1,163,965
2006-18, 6.000%, 12/25/2036	279,398	187,677
2006-21, 5.750%, 02/25/2037	1,261,795	731,499
2006-21, 6.000%, 02/25/2037	2,913,656	1,734,044
2006-21, 6.000%, 02/25/2037	665,253	395,921
2007-1, 6.000%, 03/25/2037	2,082,373	1,210,765
2007-5, 5.500%, 05/25/2037	804,062	490,328
2007-5, 5.750%, 05/25/2037	5,723,732	3,559,836
2007-5, 5.750%, 05/25/2037	873,980	543,566
2007-5, 5.750%, 05/25/2037	1,686,469	1,048,888
2007-10, 6.000%, 07/25/2037	1,802,260	1,049,807
2007-J2, 6.000%, 07/25/2037	2,973,087	1,417,468
2007-J2, 6.000%, 07/25/2037	192,014	91,546
2007-HY5, 3.076%, 09/25/2037 (f)	2,072,894	1,976,143
2007-HY6, 3.219%, 11/25/2037 (f)	265,534	245,064
2007-HY5, 3.206%, 09/25/2047 (f)	5,623,190	4,782,628
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021 (g)	50,926	37,875
2006-1, 6.000%, 02/25/2036	86,876	84,843
2006-3, 5.750%, 06/25/2036	367,695	343,830
2006-3, 6.000%, 06/25/2036	1,289,666	1,216,671
2006-3, 6.250%, 06/25/2036	807,438	768,419
2006-7, 6.000%, 12/25/2036	3,016,296	2,712,386
2007-3, 5.500%, 04/25/2037	38,759	37,598
2007-3, 6.000%, 04/25/2037	541,164	519,301
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	16,636	17,061
2004-HYB3, 3.385%, 09/25/2034 (f)	484,755	471,833
2005-WF1, 5.830%, 11/25/2034 (i)	2,742,380	2,750,003
2005-1, 2.331%, 04/25/2035 (f)	328,400	318,034
2005-2, 2.975%, 05/25/2035 (f)	408,007	402,696
2005-5, 6.000%, 08/25/2035	2,091,826	2,000,751
2005-7, 2.266%, 09/25/2035 (f)	454,960	412,150
2005-10, 2.841%, 12/25/2035 (f)	1,225,450	881,153
2006-WF1, 5.052%, 03/25/2036 (i)	27,659,096	15,732,638
2006-AR7, 2.798%, 11/25/2036 (f)	1,525,079	1,441,514
2007-AR4, 3.228%, 03/25/2037 (f)	1,038,142	979,562
CitiMortgage Alternative Loan Trust
2006-A2, 1.606% (1 Month LIBOR USD + 0.600%), 05/25/2036 (b)	475,864	419,638
2006-A4, 6.000%, 09/25/2036	1,071,506	960,881
2007-A1, 6.000%, 01/25/2037	1,579,668	1,454,299
2007-A1, 6.000%, 01/25/2037	2,538,661	2,337,182
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,758,841	1,586,589
CSFB Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	147,421	145,778
2005-3, 5.500%, 07/25/2035	554,487	555,733
2005-9, 5.500%, 10/25/2035	648,681	410,963
2005-10, 5.500%, 11/25/2035	440,600	364,845
2005-10, 5.500%, 11/25/2035	1,736,799	1,438,181
2005-10, 6.000%, 11/25/2035	824,338	303,391
CSMC Mortgage-Backed Trust
2006-CF1, 5.500%, 11/25/2035 (a)(i)	2,565,000	2,350,890
2006-1, 5.500%, 02/25/2036	314,402	297,358
2006-1, 5.500%, 02/25/2036	34,332	32,602
2006-2, 5.750%, 03/25/2036	560,918	416,692
2006-2, 6.000%, 03/25/2036	4,267,725	2,209,016
2006-4, 6.000%, 05/25/2036	541,596	362,405
2006-4, 7.000%, 05/25/2036	547,420	134,636
2011-12R, 2.325%, 07/27/2036 (a)(f)	1,176,974	1,182,283
2006-7, 6.000%, 08/25/2036	773,261	670,757
2007-2, 5.500%, 03/25/2037	1,395,777	881,645
2007-3, 5.500%, 04/25/2037	328,956	287,568
2007-3, 5.500%, 04/25/2037	460,214	402,311
2013-2R, 3.057%, 05/27/2037 (a)(f)	2,055,276	1,434,049
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-3, 1.506% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	1,320,269	1,283,063
2005-6, 5.500%, 12/25/2035	1,578,000	1,384,791
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
2006-AB4, 1.106% (1 Month LIBOR USD + 0.100%), 10/25/2036 (b)	500,252	429,536
DFC HEL Trust
2001-1, 2.525% (1 Month LIBOR USD + 1.650%), 08/15/2031 (b)	1,537,876	1,538,495
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (f)	609,701	600,496
2003-3, 4.868%, 12/25/2033 (f)	1,318,929	1,254,370
Fannie Mae Connecticut Avenue Securities
2015-C03, 6.006% (1 Month LIBOR USD + 5.000%), 07/25/2025 (b)	3,020,519	3,062,818
2016-C01, 7.956% (1 Month LIBOR USD + 6.950%), 08/25/2028 (b)	1,703,082	1,788,233
2016-C05, 5.456% (1 Month LIBOR USD + 4.450%), 01/25/2029 (b)	1,970,974	2,031,920
2016-C07, 5.356% (1 Month LIBOR USD + 4.350%), 05/25/2029 (b)	2,592,837	2,674,459
2017-C01, 4.556% (1 Month LIBOR USD + 3.550%), 07/25/2029 (b)	2,760,120	2,835,257
2017-C05, 4.606% (1 Month LIBOR USD + 3.600%), 01/25/2030 (b)	6,599,636	6,630,982
2018-C03, 4.756% (1 Month LIBOR USD + 3.750%), 10/25/2030 (b)	5,000,000	4,957,946
2021-R02, 2.584% (SOFR30A + 2.000%), 11/25/2041 (a)(b)	2,250,000	2,099,864
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021 (g)	698	-
2006-FA6, 5.750%, 11/25/2021 (g)	1,001	780
2004-AA6, 2.417%, 01/25/2035 (f)	303,072	303,875
2004-AA7, 2.277%, 02/25/2035 (f)	900,287	878,091
2005-AA5, 2.562%, 07/25/2035 (f)	1,505,158	1,424,389
2005-AA7, 2.441%, 09/25/2035 (f)	1,598,935	1,476,490
2005-FA8, 5.500%, 11/25/2035	1,264,068	794,616
2006-FA1, 5.750%, 04/25/2036	1,999,145	1,150,029
2006-FA2, 6.000%, 05/25/2036	2,405,714	1,318,495
2006-FA2, 6.000%, 05/25/2036	1,527,032	836,917
2006-FA6, 6.000%, 11/25/2036	977,974	408,388
2006-FA6, 6.250%, 11/25/2036	1,239,642	533,470
2006-FA6, 6.250%, 11/25/2036	6,586,297	3,797,925
2007-AA1, 2.780%, 05/25/2037 (f)	2,577,460	1,981,270
2007-FA4, 6.250%, 08/25/2037	1,908,910	992,262
First Horizon Mortgage Pass-Through Trust
2005-AR3, 2.569%, 08/25/2035 (f)	1,404,042	1,397,995
2006-AR4, 2.894%, 01/25/2037 (f)	2,697,365	1,967,498
2006-4, 5.750%, 02/25/2037	1,006,089	405,688
2006-4, 6.000%, 02/25/2037	609,223	253,353
2007-AR1, 2.849%, 05/25/2037 (f)	540,717	271,377
2007-AR2, 2.888%, 08/25/2037 (f)	2,286,388	958,364
Freddie Mac STACR REMIC Trust
2021-HQA1, 2.834% (SOFR30A + 2.250%), 08/25/2033 (a)(b)	5,855,000	5,457,508
2021-DNA5, 3.634% (SOFR30A + 3.050%), 01/25/2034 (a)(b)	7,759,414	6,990,395
Freddie Mac Structured Agency Credit Risk Debt Notes
2018-DNA2, 4.706% (1 Month LIBOR USD + 3.700%), 12/25/2030 (a)(b)	5,000,000	4,809,504
2021-DNA7, 2.384% (SOFR30A + 1.800%), 11/25/2041 (a)(b)	7,750,000	7,259,177
2022-DNA1, 2.434% (SOFR30A + 1.850%), 01/25/2042 (a)(b)	6,800,000	6,329,779
2022-DNA1, 3.084% (SOFR30A + 2.500%), 01/25/2042 (a)(b)	9,000,000	7,817,532
2018-HRP2, 5.206% (1 Month LIBOR USD + 4.200%), 02/25/2047 (a)(b)	10,000,000	9,677,174
2020-DNA5, 5.333% (SOFR30A + 4.800%), 10/25/2050 (a)(b)	10,606,000	10,990,050
GSAA Home Equity Trust
2005-1, 6.260%, 11/25/2034 (i)	2,050,000	2,001,974
2006-15, 6.692%, 09/25/2036 (i)	2,139,474	701,307
2006-18, 6.182%, 11/25/2036 (i)	1,744,110	530,768
2007-7, 1.366% (1 Month LIBOR USD + 0.360%), 07/25/2037 (b)	908,715	894,509
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020 (g)	48,112	48,048
2003-5F, 3.000%, 08/25/2032	1,113,449	1,060,652
2004-15F, 6.000%, 12/25/2034	1,249,983	1,143,949
2005-1F, 6.000%, 01/25/2035	14,502	13,862
2005-AR4, 3.051%, 07/25/2035 (f)	170,594	158,922
2005-7F, 6.000%, 09/25/2035	21,431	21,225
2005-AR5, 3.219%, 10/25/2035 (f)	331,611	316,016
2005-AR7, 2.668%, 11/25/2035 (f)	540,481	522,790
2006-2F, 5.750%, 02/25/2036	523,533	486,590
HarborView Mortgage Loan Trust
2006-6, 3.042%, 08/19/2036 (f)	2,513,972	2,334,209
Home Partners of America Trust
2019-1, 2.908%, 09/17/2039 (a)	2,460,761	2,303,247
2019-2, 2.703%, 10/19/2039 (a)	3,328,421	3,087,835
Impac CMB Trust
2005-5, 1.506% (1 Month LIBOR USD + 0.250%), 08/25/2035 (b)	467,472	437,476
Impac Secured Assets CMN Owner Trust
2002-2, 6.500%, 04/25/2033	1,047,506	1,031,241
2004-2, 5.092%, 08/25/2034 (i)	290,108	287,193
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 2.958%, 06/25/2037 (f)	380,495	285,498
IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.025%, 03/25/2037 (f)	341,090	298,400
IndyMac INDX Mortgage Loan Trust
2004-AR4, 3.027%, 08/25/2034 (f)	2,556,782	2,512,750
2004-AR11, 2.496%, 12/25/2034 (f)	953,647	948,869
2005-AR3, 2.705%, 04/25/2035 (f)	894,635	860,752
2005-AR9, 3.482%, 07/25/2035 (f)	3,055,131	1,973,304
2005-AR23, 2.595%, 11/25/2035 (f)	630,286	589,504
2005-AR23, 2.915%, 11/25/2035 (f)	1,113,674	1,042,661
2005-AR25, 2.931%, 12/25/2035 (f)	1,993,953	1,408,574
2005-AR35, 2.945%, 02/25/2036 (f)	1,250,794	1,073,275
2006-AR3, 2.908%, 03/25/2036 (f)	5,464,843	4,522,026
2006-AR9, 3.065%, 06/25/2036 (f)	1,683,122	1,580,707
2006-AR25, 2.915%, 09/25/2036 (f)	1,359,182	1,320,358
2006-AR25, 3.070%, 09/25/2036 (f)	2,047,090	1,525,403
2006-AR31, 3.006%, 11/25/2036 (f)	4,272,972	4,057,651
Jefferies Resecuritization Trust
2009-R1, 2.668%, 11/26/2035 (a)(f)	743,651	719,918
JP Morgan Alternative Loan Trust
2006-S4, 6.460%, 12/25/2036 (i)	543,730	529,618
2008-R4, 6.000%, 12/27/2036 (a)	6,764,349	4,108,320
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	47,188	27,044
2007-A3, 2.801%, 05/25/2037 (f)	2,869,465	2,427,442
JP Morgan Resecuritization Trust
2009-7, 4.967%, 07/27/2037 (a)(f)	35,476	35,457
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	1,552,262	994,560
2005-2, 5.750%, 12/25/2035	539,651	360,641
2005-3, 1.506% (1 Month LIBOR USD + 0.500%), 01/25/2036 (b)	889,905	437,401
2005-3, 3.744% (1 Month LIBOR USD + 4.750%), 01/25/2036 (b)(d)(j)(k)	889,905	118,726
2005-3, 5.500%, 01/25/2036	223,674	145,855
2006-1, 5.500%, 02/25/2036	386,611	240,087
2006-3, 6.000%, 07/25/2036	3,361,978	2,026,427
2006-3, 6.000%, 07/25/2036	7,493,481	4,508,858
2007-4, 5.750%, 05/25/2037	1,052,001	672,114
2007-4, 5.750%, 05/25/2037	2,298,621	1,468,569
2007-5, 5.750%, 06/25/2037	1,687,663	1,648,066
2007-5, 6.000%, 06/25/2037	2,371,907	802,700
2007-5, 6.000%, 06/25/2037	6,478,389	2,192,413
MASTR Adjustable Rate Mortgages Trust
2004-4, 1.932%, 05/25/2034 (f)	94,677	90,935
2005-1, 2.491%, 02/25/2035 (f)	119,882	116,953
MASTR Alternative Loan Trust
2003-5, 5.897%, 08/25/2033 (f)	702,362	497,136
2003-7, 6.250%, 11/25/2033	70,595	69,226
2004-6, 5.500%, 07/25/2034	192,417	186,012
2004-6, 6.000%, 07/25/2034	160,217	158,206
2004-11, 6.500%, 10/25/2034	474,430	477,949
2005-2, 5.500%, 03/25/2035	2,000,000	2,049,302
2005-6, 5.500%, 12/25/2035	339,015	266,003
MASTR Asset Securitization Trust
2002-NC1, 4.156% (1 Month LIBOR USD + 3.150%), 10/25/2032 (b)	269,118	268,499
2006-1, 1.456% (1 Month LIBOR USD + 0.450%), 05/25/2036 (b)	614,456	103,969
Merrill Lynch Mortgage Investors Trust
2006-F1, 6.000%, 04/25/2036	2,209,411	1,300,607
Merrill Lynch Mortgage Investors Trust MLCC
2004-D, 1.546% (6 Month LIBOR USD + 0.720%), 09/25/2029 (b)	521,723	503,682
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 3.358%, 06/25/2035 (f)	327,969	322,424
2005-A7, 2.898%, 09/25/2035 (f)	4,127,822	3,588,369
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	884,265	864,505
2005-7, 5.500%, 11/25/2035	331,652	302,647
2006-2, 5.475%, 02/25/2036 (f)	791,668	538,303
2006-2, 6.500%, 02/25/2036	896,535	496,789
2006-11, 6.000%, 08/25/2036	2,004,618	1,106,537
2006-11, 6.000%, 08/25/2036	1,474,802	1,107,637
2007-8XS, 6.000%, 04/25/2037 (f)	1,353,387	568,703
2007-3XS, 5.763%, 01/25/2047 (i)	6,762,669	2,442,712
Morgan Stanley Reremic Trust
2012-R3, 2.556%, 11/26/2036 (a)(f)	973,978	915,169
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.659%, 03/25/2035 (i)	31,495	31,510
2005-AR3, 5.688%, 07/25/2035 (f)	900,737	888,031
2007-1, 5.669%, 03/25/2047 (i)	915,127	856,438
2007-1, 5.995%, 03/25/2047 (i)	1,682,754	1,580,671
Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (a)(f)	5,989,879	5,784,045
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (f)	111,915	111,693
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	2,788	2,660
RALI Trust
2006-QA1, 5.344%, 01/25/2036 (f)	191,219	181,752
2006-QS1, 5.750%, 01/25/2036	208,529	189,947
2006-QS9, 1.706% (1 Month LIBOR USD + 0.700%), 07/25/2036 (b)	1,497,645	1,078,337
2006-QS13, 6.000%, 09/25/2036	2,220,806	1,888,683
2006-QS17, 1.356% (1 Month LIBOR USD + 0.350%), 12/25/2036 (b)	828,477	651,086
2006-QS17, 6.000%, 12/25/2036	328,613	292,241
2007-QS1, 5.750%, 01/25/2037	400,127	340,888
2007-QS1, 6.000%, 01/25/2037	1,241,706	1,068,037
2007-QS6, 6.000%, 04/25/2037	2,852,566	2,554,737
2007-QS10, 6.500%, 09/25/2037	312,831	273,713
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)(f)	3,797,455	2,404,644
Renaissance Home Equity Loan Trust
2005-1, 5.516%, 05/25/2035 (i)	179,185	179,617
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	1,708,140	1,680,041
Residential Asset Securitization Trust
2003-A9, 4.000%, 08/25/2033	1,014,993	979,709
2004-R2, 5.500%, 08/25/2034	1,805,604	1,760,653
2005-A5, 5.500%, 05/25/2035	1,089,706	846,841
2005-A11, 4.850%, 10/25/2035	3,557,110	1,862,064
2005-A11, 5.500%, 10/25/2035	255,476	200,831
2005-A11, 6.000%, 10/25/2035	405,002	245,282
2005-A15, 5.750%, 02/25/2036	3,463,718	1,709,170
2006-A5CB, 6.000%, 06/25/2036	2,283,886	1,138,680
2006-A10, 1.656% (1 Month LIBOR USD + 0.650%), 09/25/2036 (b)	10,284,481	2,667,934
2006-A10, 4.844% (1 Month LIBOR USD + 5.850%), 09/25/2036 (b)(d)(j)(k)	10,284,481	1,896,876
2006-A15, 1.606% (1 Month LIBOR USD + 0.600%), 01/25/2037 (b)	16,592,490	4,167,581
2006-A15, 4.644% (1 Month LIBOR USD + 5.650%), 01/25/2037 (b)(d)(j)(k)	16,592,490	3,119,179
RFMSI Trust
2005-SA4, 3.025%, 09/25/2035 (f)	1,717,424	1,217,940
2005-SA4, 3.133%, 09/25/2035 (f)	89,393	85,526
2005-SA4, 3.138%, 09/25/2035 (f)	1,457,519	1,069,684
2006-S3, 5.500%, 03/25/2036	2,022,314	1,752,714
2006-S4, 6.000%, 04/25/2036	1,898,878	1,707,829
2006-S5, 6.000%, 06/25/2036	193,921	172,654
2006-S5, 6.000%, 06/25/2036	399,196	355,417
2006-S5, 6.000%, 06/25/2036	1,672,938	1,489,473
2006-S5, 6.000%, 06/25/2036	207,917	182,998
2006-S6, 6.000%, 07/25/2036	113,557	100,649
2006-S6, 6.000%, 07/25/2036	584,618	518,163
2006-S7, 6.250%, 08/25/2036	1,213,098	1,098,926
2006-S7, 6.500%, 08/25/2036	725,264	658,475
2006-S9, 5.750%, 09/25/2036	1,558,295	1,333,589
2007-S1, 6.000%, 01/25/2037	495,156	438,138
2007-S7, 6.000%, 07/25/2037	1,552,418	1,332,440
Specialty Underwriting & Residential Finance Trust
2006-BC2, 3.784%, 02/25/2037 (i)	823,757	361,062
STARM Mortgage Loan Trust
2007-S1, 2.756%, 01/25/2037 (f)	386,908	317,123
2007-1, 2.307%, 02/25/2037 (f)	4,896,603	4,409,567
2007-2, 2.279%, 04/25/2037 (f)	497,379	258,252
Structured Adjustable Rate Mortgage Loan Trust
2004-18, 2.583%, 12/25/2034 (f)	501,322	482,870
2005-12, 2.895%, 06/25/2035 (f)	678,479	560,401
2005-21, 3.510%, 11/25/2035 (f)	3,406,392	2,587,501
2006-1, 2.925%, 02/25/2036 (f)	1,229,827	1,054,366
2006-1, 3.062%, 02/25/2036 (f)	257,033	233,534
2006-4, 3.309%, 05/25/2036 (f)	622,280	462,818
2006-12, 3.736%, 01/25/2037 (f)	597,234	510,312
2007-5, 1.446% (1 Month LIBOR USD + 0.440%), 06/25/2037 (b)	1,699,023	1,573,800
2007-6, 1.386% (1 Month LIBOR USD + 0.380%), 07/25/2037 (b)	5,044,876	4,717,733
2007-9, 3.348% (6 Month LIBOR USD + 1.500%), 10/25/2037 (b)	981,789	943,560
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	969,320	907,502
2005-1F, 6.000%, 12/25/2035	2,238,370	2,112,663
2005-1F, 6.500%, 12/25/2035	2,226,052	2,116,148
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036 (d)	80,750	8,616
Volt, LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(i)	1,650,000	1,569,749
WaMu Mortgage Pass-Through Certificates Trust
2003-S4, 5.650%, 06/25/2033 (f)	1,970,421	1,903,551
2003-AR10, 2.499%, 10/25/2033 (f)	7,975,360	7,793,271
2004-S2, 6.000%, 06/25/2034	48,075	47,225
2005-AR14, 2.857%, 12/25/2035 (f)	4,978,869	4,892,830
2006-AR10, 2.768%, 09/25/2036 (f)	1,018,300	949,800
2006-AR16, 2.713%, 12/25/2036 (f)	1,124,263	1,063,371
2007-HY2, 3.096%, 12/25/2036 (f)	14,326,157	13,777,044
2007-HY3, 2.978%, 03/25/2037 (f)	2,445,727	2,337,444
2007-HY5, 3.206%, 05/25/2037 (f)	1,236,931	1,176,488
2007-HY7, 3.001%, 07/25/2037 (f)	240,957	189,730
2006-AR8, 2.843%, 08/25/2046 (f)	1,624,285	1,552,687
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2005-1, 6.000%, 03/25/2035	1,083,853	1,017,180
2005-4, 5.500%, 06/25/2035	990,845	918,308
2005-5, 5.500%, 07/25/2035	1,120,747	1,060,836
2005-6, 5.500%, 08/25/2035	2,793,331	2,517,349
2005-6, 5.500%, 08/25/2035	610,659	550,325
2005-6, 5.500%, 08/25/2035	1,225,011	1,112,053
2005-6, 6.500%, 08/25/2035	338,472	314,837
2005-9, 5.500%, 11/25/2035	431,628	394,463
2006-8, 4.164%, 10/25/2036 (i)	2,390,568	1,023,745
2007-HY1, 1.326% (1 Month LIBOR USD + 0.320%), 02/25/2037 (b)	1,921,709	1,688,157
2007-HY2, 3.349%, 04/25/2037 (f)	1,198,486	681,665
2007-OC2, 1.626% (1 Month LIBOR USD + 0.310%), 06/25/2037 (b)	3,292,533	3,144,884
2007-OC1, 1.246% (1 Month LIBOR USD + 0.240%), 01/25/2047 (b)	3,934,203	3,784,357
Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	894,547	816,447
2007-PA6, 2.862%, 12/28/2037 (f)	3,890,710	3,729,089
Wells Fargo Mortgage Backed Securities Trust
2004-J, 2.620%, 07/25/2034 (f)	3,715,652	3,567,122
2005-AR14, 2.687%, 08/25/2035 (f)	633,196	623,331
2006-AR1, 2.672%, 03/25/2036 (f)	1,667,697	1,633,303
2006-AR5, 2.736%, 04/25/2036 (f)	2,509,294	2,423,933
2006-AR5, 2.756%, 04/25/2036 (f)	1,625,505	1,578,144
2006-AR19, 2.745%, 12/25/2036 (f)	1,829,136	1,786,761
2007-AR3, 2.790%, 04/25/2037 (f)	793,931	725,684
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $721,189,279)		618,967,704

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 18.39%
225 Liberty Street Trust
2016-225L, 4.649%, 02/10/2036 (a)(f)	4,789,053	4,395,162
Arbor Multifamily Mortgage Securities Trust
2022-MF4, 1.293%, 02/15/2055 (k)	19,700,000	1,949,506
2022-MF4, 3.293%, 02/15/2055 (a)(f)	7,852,000	7,075,396
BANK
2021-BNK35, 1.051%, 06/15/2064 (k)	48,733,678	3,293,388
2019-BNK16, 0.942%, 02/15/2052 (f)(k)	78,617,855	3,850,396
2019-BNK17, 0.566%, 04/15/2052 (f)(k)	123,653,000	4,308,108
2019-BNK17, 1.595%, 04/15/2052 (a)(f)(k)	11,541,000	1,030,176
2019-BNK21, 1.111%, 10/17/2052 (a)(f)(k)	18,699,333	1,266,953
2019-BNK21, 2.808%, 10/17/2052	11,582,000	11,105,749
2019-BNK23, 0.176%, 12/15/2052 (f)(k)	238,421,000	3,105,481
2019-BNK23, 0.695%, 12/15/2052 (k)	85,210,947	3,597,001
2020-BNK29, 0.654%, 11/15/2053 (f)(k)	132,417,000	6,037,394
2020-BNK29, 2.500%, 11/15/2053 (a)	1,250,000	931,306
2020-BNK29, 3.028%, 11/15/2053 (f)	1,170,000	1,000,936
2020-BNK30, 2.500%, 12/15/2053 (a)(f)	5,550,000	4,056,287
2020-BNK30, 2.757%, 12/15/2053 (f)	2,450,000	1,993,752
2021-BNK31, 1.739%, 02/15/2054	7,250,000	6,480,299
2021-BNK32, 2.332%, 04/15/2054	10,727,500	9,881,444
2021-BNK32, 2.500%, 04/15/2054 (a)	5,000,000	3,730,559
2019-BNK20, 2.933%, 09/15/2062	2,100,000	2,009,679
2019-BNK24, 0.186%, 11/15/2062 (f)(k)	174,693,000	2,526,096
2020-BNK25, 0.884%, 01/15/2063 (f)(k)	108,912,992	5,784,042
2020-BNK26, 0.600%, 03/15/2063 (f)(k)	226,593,000	9,214,246
2020-BNK28, 0.972%, 03/15/2063 (f)(k)	29,969,467	2,003,480
2020-BNK26, 2.041%, 03/15/2063	5,200,000	4,778,869
2021-BNK34, 0.978%, 06/15/2063 (k)	95,755,673	6,118,472
2021-BNK34, 2.754%, 06/15/2063 (f)	8,000,000	6,946,695
2022-BNK40, 2.500%, 03/15/2064 (a)	2,470,000	1,822,706
2021-BNK33, 2.218%, 05/15/2064	12,599,000	11,556,077
2021-BNK35, 2.067%, 06/15/2064	10,400,000	9,379,591
2021-BNK36, 0.916%, 09/15/2064 (k)	93,977,167	5,131,360
2021-BNK36, 2.283%, 09/15/2064	12,250,000	11,193,707
2021-BNK37, 2.487%, 11/15/2064	14,400,000	13,278,426
Barclays Commercial Mortgage Trust
2019-C3, 0.774%, 05/15/2052 (f)(k)	56,340,000	2,643,078
2019-C4, 1.144%, 08/15/2052 (f)(k)	43,170,000	2,918,819
2019-C5, 0.372%, 11/15/2052 (f)(k)	174,774,000	3,803,746
2019-C5, 1.351%, 11/15/2052 (a)(f)(k)	12,996,000	1,021,973
BBCMS Mortgage Trust
2020-C6, 0.677%, 02/15/2053 (f)(k)	59,000,000	2,756,521
2020-C6, 1.053%, 02/15/2053 (f)(k)	93,271,366	5,676,262
2020-C7, 0.987%, 04/15/2053 (f)(k)	17,140,000	1,153,590
2020-C7, 1.625%, 04/15/2053 (f)(k)	22,042,607	1,871,188
2021-C9, 0.994%, 02/15/2054 (f)(k)	68,467,000	4,926,810
2021-C9, 1.960%, 02/15/2054	10,000,000	9,078,288
2021-C9, 2.534%, 02/15/2054	8,500,000	7,360,287
2021-C10, 2.268%, 07/15/2054	10,000,000	9,124,652
2021-C10, 1.022%, 07/15/2054 (k)	73,112,500	5,507,682
2021-C10, 1.304%, 07/15/2054 (k)	65,462,173	5,404,079
2021-C11, 0.966%, 09/15/2054 (f)(k)	29,540,000	2,219,878
2021-C12, 0.595%, 11/15/2054 (k)	59,992,000	2,926,254
2021-C12, 0.958%, 11/15/2054 (k)	101,841,166	6,502,467
2021-C12, 2.500%, 11/15/2054 (a)	4,750,000	3,395,696
2021-C12, 2.542%, 11/15/2054	12,000,000	11,074,350
2021-C12, 2.758%, 11/15/2054	9,000,000	7,685,347
2022-C14, 0.256%, 02/15/2055 (f)(k)	166,823,000	4,403,076
2022-C14, 0.738%, 02/15/2055 (f)(k)	100,492,852	4,962,709
2022-C15, 1.331%, 04/15/2055 (a)(f)(k)	25,000,000	2,619,172
Benchmark Mortgage Trust
2021-B28, 1.288%, 08/15/2051 (k)	86,361,511	7,133,642
2019-B9, 1.036%, 03/15/2052 (f)(k)	29,670,309	1,630,084
2019-B9, 2.001%, 03/15/2052 (a)(f)(k)	11,513,000	1,266,343
2019-B12, 0.404%, 08/15/2052 (a)(f)(k)	93,260,000	2,416,721
2020-B16, 0.240%, 02/15/2053 (a)(f)(k)	70,467,000	1,159,168
2020-B16, 0.926%, 02/15/2053 (f)(k)	102,924,167	5,741,285
2020-B20, 0.582%, 10/15/2053 (f)(k)	79,394,000	3,110,093
2020-B21, 1.798%, 12/17/2053	5,966,000	5,360,173
2020-B22, 1.731%, 01/15/2054	2,490,000	2,224,382
2021-B23, 0.905%, 02/15/2054 (a)(f)(k)	105,441,000	6,938,545
2021-B23, 1.275%, 02/15/2054 (f)(k)	118,902,027	9,185,978
2021-B23, 1.766%, 02/15/2054	5,000,000	4,487,672
2021-B24, 0.591%, 03/15/2054 (f)(k)	99,123,000	4,501,542
2021-B24, 1.153%, 03/15/2054 (f)(k)	66,639,329	4,653,198
2021-B24, 2.256%, 03/15/2054	5,400,000	4,933,997
2021-B25, 0.661%, 04/15/2054 (f)(k)	93,350,000	4,732,238
2021-B25, 1.107%, 04/15/2054 (f)(k)	79,444,821	5,692,968
2021-B26, 1.481%, 06/15/2054 (a)(f)(k)	10,836,000	1,094,084
2021-B26, 2.000%, 06/15/2054 (a)	2,250,000	1,553,670
2021-B26, 2.688%, 06/15/2054 (f)	6,000,000	5,105,791
2021-B27, 1.270%, 07/15/2054 (f)(k)	100,758,363	8,212,824
2021-B27, 1.488%, 07/15/2054 (k)	21,507,000	2,381,771
2021-B27, 2.000%, 07/15/2054 (a)	5,000,000	3,426,830
2021-B27, 2.355%, 07/15/2054	6,000,000	5,041,306
2021-B27, 2.703%, 07/15/2054	2,000,000	1,663,781
2021-B28, 0.955%, 08/15/2054 (k)	32,491,000	2,378,770
2021-B28, 1.980%, 08/15/2054	10,000,000	8,962,931
2021-B29, 1.307%, 09/15/2054 (a)(f)(k)	27,615,000	2,654,362
2021-B29, 2.000%, 09/15/2054 (a)	8,953,000	5,545,093
2021-B29, 2.205%, 09/15/2054	10,000,000	8,975,957
2021-B30, 0.594%, 11/15/2054 (a)(f)(k)	83,683,000	3,670,403
2021-B30, 1.300%, 11/15/2054 (a)(f)(k)	18,582,000	1,770,041
2021-B30, 2.000%, 11/15/2054 (a)	2,250,000	1,415,861
2021-B30, 2.000%, 11/15/2054 (a)	1,500,000	1,017,404
2021-B30, 2.431%, 11/15/2054	5,250,000	4,825,523
2021-B30, 2.880%, 11/15/2054 (f)	7,250,000	6,100,376
2021-B31, 0.427%, 12/15/2054 (k)	124,409,000	4,553,830
2021-B31, 0.775%, 12/15/2054 (k)	143,846,286	7,906,166
2021-B31, 1.143%, 12/15/2054 (k)	31,991,000	2,726,462
2021-B31, 2.250%, 12/15/2054 (a)	3,000,000	2,001,222
2021-B31, 2.615%, 12/15/2054	10,000,000	9,239,226
2021-B31, 3.195%, 12/15/2054 (f)	5,000,000	4,150,168
2022-B32, 1.522%, 01/15/2055 (a)(f)(k)	39,202,000	4,204,720
2022-B32, 2.000%, 01/15/2055 (a)	10,000,000	6,661,859
2022-B32, 3.411%, 01/15/2055 (f)	10,000,000	9,252,682
2022-B33, 1.616%, 03/15/2055 (a)(f)(k)	21,919,000	2,508,581
2019-B13, 0.403%, 08/15/2057 (a)(f)(k)	82,774,000	2,094,381
2019-B13, 1.504%, 08/15/2057 (a)(f)(k)	12,071,000	1,080,572
BMO Mortgage Trust
2022-C1, 1.767%, 02/15/2055 (a)(f)(k)	30,550,000	4,147,896
2022-C1, 3.468%, 02/15/2055 (f)	10,000,000	8,956,316
California Housing Finance Agency
2021-2, 0.843%, 03/25/2035 (k)	32,273,972	1,948,380
2021-1,0.796%, 11/20/2035 (k)	28,547,150	1,705,407
2021-3, 0.764%, 08/20/2036 (k)	26,136,378	1,702,262
Cantor Commercial Real Estate Lending
2019-CF2, 0.652%, 11/15/2052 (f)(k)	134,736,000	5,246,903
CCUBS Commercial Mortgage Trust
2017-C1, 0.288%, 11/15/2050 (f)(k)	40,062,667	625,967
CD Mortgage Trust
2017-CD3, 0.564%, 02/10/2050 (f)(k)	61,857,000	1,469,728
2018-CD7, 4.213%, 08/15/2051	3,236,000	3,269,137
CGMS Commercial Mortgage Trust
2017-B1, 0.205%, 08/15/2050 (f)(k)	38,016,000	368,371
Citigroup Commercial Mortgage Trust
2013-GC17, 5.101%, 11/10/2046 (f)	5,000,000	4,932,129
2014-GC19, 4.805%, 03/10/2047 (f)	3,030,000	3,059,541
2014-GC19, 5.090%, 03/10/2047 (f)	2,757,579	2,764,395
2016-C1, 4.117%, 05/10/2049	3,000,000	2,922,276
2016-C1, 4.943%, 05/10/2049 (f)	7,858,000	7,705,323
2016-P6, 4.167%, 12/10/2049 (f)	6,835,000	6,546,371
2017-P7, 0.599%, 04/14/2050 (f)(k)	45,124,000	1,188,178
2017-P8, 4.192%, 09/15/2050	4,160,000	4,036,849
2017-P8, 4.264%, 09/15/2050 (f)	5,000,000	4,754,414
2017-C4, 0.305%, 10/12/2050 (f)(k)	42,746,500	591,868
2017-C4, 1.080%, 10/12/2050 (f)(k)	31,446,697	1,189,698
2018-B2, 0.390%, 03/10/2051 (f)(k)	49,202,000	1,001,664
2018-C5, 0.175%, 06/10/2051 (a)(f)(k)	28,400,000	552,340
2018-C6, 4.343%, 11/10/2051	5,000,000	5,114,473
2020-GC46, 0.319%, 02/15/2053 (a)(f)(k)	92,457,000	2,224,340
2020-GC46, 0.984%, 02/15/2053 (f)(k)	89,521,736	5,142,245
2019-GC41, 1.055%, 08/10/2056 (f)(k)	53,298,651	2,898,775
2019-GC41, 3.018%, 08/10/2056	10,339,000	9,430,623
2019-C7, 0.284%, 12/15/2072 (a)(f)(k)	50,711,000	1,012,252
2019-C7, 0.871%, 12/15/2072 (f)(k)	76,181,658	3,871,239
2019-C7, 1.201%, 12/15/2072 (a)(f)(k)	39,933,000	2,981,190
2019-C7, 3.667%, 12/15/2072 (f)	10,000,000	9,232,353
COMM Mortgage Trust
2014-CR18, 4.456%, 07/15/2047 (f)	4,550,700	4,473,831
2013-CR11, 0.904%, 08/10/2050 (f)(k)	49,284,715	431,094
2019-GC44, 1.026%, 08/15/2057 (a)(f)(k)	19,460,000	1,265,215
Connecticut Avenue Securities Trust
2021-R03, 3.334% (SOFR30A + 2.750%), 12/25/2041 (a)(b)	5,685,000	4,883,953
2022-R02, 3.584% (SOFR30A + 3.000%), 01/25/2042 (a)(b)	10,000,000	9,476,792
CSAIL Commercial Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(f)(k)	46,821,000	1,331,243
2015-C1, 0.500%, 04/15/2050 (a)(f)(k)	62,192,000	679,839
2017-C8, 0.364%, 06/15/2050 (f)(k)	74,773,000	1,140,789
2019-C17, 1.358%, 09/15/2052 (f)(k)	85,189,575	6,020,220
2019-C18, 1.065%, 12/15/2052 (f)(k)	91,294,877	4,865,789
Freddie Mac Multifamily Structured Credit Risk
2021-MN3, 4.584% (SOFR30A + 4.000%), 11/25/2051 (a)(b)	7,000,000	6,050,533
FREMF Mortgage Trust
2019-KF62, 2.853% (1 Month LIBOR USD + 2.050%), 04/25/2026 (a)(b)	2,429,196	2,374,189
2019-K735, 4.019%, 05/25/2026 (a)(f)	6,000,000	5,966,958
2018-KF48, 2.853% (1 Month LIBOR USD + 2.050%), 06/25/2028 (a)(b)	4,459,116	4,270,956
2018-KF50, 2.703% (1 Month LIBOR USD + 1.900%), 07/25/2028 (a)(b)	2,452,343	2,415,175
2019-K734, 4.051%, 02/25/2051 (a)(f)	5,000,000	4,983,048
2019-K101, 3.527%, 10/25/2052 (a)(f)	10,000,000	9,406,870
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	6,608,000	6,438,304
2018-GS10, 1.408%, 07/10/2051 (a)(f)(k)	24,049,000	1,841,430
GS Mortgage Securities Trust
2015-GC32, 4.412%, 07/10/2048 (f)	5,853,000	5,813,695
2016-GS3, 3.395%, 10/10/2049 (f)	10,417,000	9,685,144
2015-GC30, 4.026%, 05/10/2050 (f)	2,960,000	2,891,838
2017-GS8, 0.382%, 11/10/2050 (f)(k)	44,642,000	864,385
2019-GC38, 1.833%, 02/10/2052 (a)(f)(k)	20,916,000	2,195,550
2019-GC39, 0.636%, 05/10/2052 (f)(k)	69,588,000	2,736,813
2019-GC39, 1.623%, 05/10/2052 (a)(f)(k)	8,215,000	771,400
2019-GC40, 1.158%, 07/10/2052 (a)(f)(k)	5,920,000	432,746
2019-GSA1, 0.825%, 11/10/2052 (f)(k)	72,366,326	3,546,847
2020-GSA2, 0.939%, 12/12/2053 (a)(f)(k)	73,324,000	4,909,489
JP Morgan Chase Commercial Mortgage Securities Trust
2012-CBX, 4.823%, 06/15/2045 (f)	6,680,000	6,613,268
2015-JP1, 4.719%, 01/15/2049 (f)	7,485,000	7,311,204
2007-CB20, 0.000%, 02/12/2051 (a)(d)(f)(h)(k)	255,713	-
JPMBB Commercial Mortgage Securities Trust
2015-C30, 4.233%, 07/15/2048 (f)	2,985,000	2,899,005
2015-C32, 0.500%, 11/15/2048 (a)(f)(k)	23,066,000	317,077
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.638%, 07/15/2050 (f)(k)	68,830,000	2,016,533
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (f)	5,500,000	5,154,362
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (f)	5,000,000	5,020,076
2015-C27, 4.501%, 12/15/2047 (f)	3,000,000	2,956,906
2015-C25, 4.526%, 10/15/2048 (f)	1,737,000	1,731,821
2015-C25, 4.526%, 10/15/2048 (f)	5,195,000	4,999,880
2016-C31, 1.274%, 11/15/2049 (a)(f)(k)	21,212,500	964,104
2015-C23, 4.143%, 07/15/2050 (f)	3,845,000	3,782,562
2017-C34, 2.700%, 11/15/2052 (a)	3,310,000	2,519,240
2017-C34, 4.111%, 11/15/2052 (f)	5,054,000	4,884,958
Morgan Stanley Capital I Trust
2021-L7, 0.412%, 10/15/2054 (k)	143,080,000	4,963,674
2016-BNK2, 0.531%, 11/15/2049 (f)(k)	58,680,000	1,244,180
2017-H1, 2.160%, 06/15/2050 (k)	8,725,000	789,407
2017-H1, 4.281%, 06/15/2050 (f)	2,880,000	2,691,153
2018-H3, 0.372%, 07/15/2051 (f)(k)	135,712,000	2,757,424
2018-H3, 1.864%, 07/15/2051 (a)(f)(k)	15,363,500	1,374,683
2018-H3, 4.120%, 07/15/2051	5,000,000	5,036,735
2019-L2, 0.624%, 03/15/2052 (f)(k)	127,093,000	4,829,191
2019-H7, 0.660%, 07/15/2052 (f)(k)	130,723,000	5,310,609
2019-H7, 4.128%, 07/15/2052	9,593,000	8,851,496
2021-L5, 0.714%, 05/15/2054 (f)(k)	70,387,500	3,900,594
2021-L5, 2.500%, 05/15/2054 (a)	3,500,000	2,525,004
2021-L5, 3.102%, 05/15/2054	6,627,000	5,822,279
2021-L6, 2.250%, 06/15/2054 (f)	11,900,000	10,664,305
2021-L6, 2.951%, 06/15/2054 (f)	7,500,000	6,394,474
2021-L7, 2.336%, 10/15/2054	15,100,000	13,780,335
RBS Commercial Funding, Inc. Trust
2013-SMV, 3.584%, 03/11/2031 (a)(f)	6,100,000	5,967,159
UBS Commercial Mortgage Trust
2017-C1, 0.943%, 06/15/2050 (f)(k)	13,000,000	554,165
2017-C6, 0.354%, 12/15/2050 (f)(k)	63,420,500	1,593,738
2017-C7, 0.360%, 12/15/2050 (f)(k)	170,396,000	3,106,404
2018-C12, 0.219%, 08/15/2051 (f)(k)	139,858,000	2,595,653
2018-C12, 0.783%, 08/15/2051 (f)(k)	47,477,831	1,877,188
2018-C13, 0.251%, 10/15/2051 (f)(k)	128,678,000	2,635,660
2018-C13, 1.974%, 10/15/2051 (a)(f)(k)	16,442,000	1,776,693
2018-C13, 4.241%, 10/15/2051	3,274,000	3,301,062
2018-C14, 0.300%, 12/15/2051 (f)(k)	114,392,000	2,412,402
2019-C17, 0.852%, 10/15/2052 (f)(k)	128,213,000	6,839,817
2019-C18, 2.987%, 12/15/2052	4,500,000	4,359,374
2019-C18, 3.378%, 12/15/2052 (f)	9,000,000	8,328,562
UBS-Barclays Commercial Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (a)(f)	6,000,000	6,002,128
Washington State Housing Finance Commission
2021-1, 0.725%, 12/20/2035	20,973,663	1,146,420
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (f)	1,320,000	1,282,947
2015-C28, 4.083%, 05/15/2048 (f)	10,000,000	9,636,502
2015-C28, 4.083%, 05/15/2048 (f)	4,376,000	3,982,463
2016-LC24, 0.981%, 10/15/2049 (f)(k)	66,264,075	2,463,592
2016-C37, 4.489%, 12/15/2049 (f)	4,031,000	3,889,829
2017-RB1, 0.695%, 03/15/2050 (f)(k)	69,254,209	2,197,575
2017-C42, 0.324%, 12/15/2050 (f)(k)	116,750,000	2,131,645
2018-C48, 0.254%, 01/15/2052 (f)(k)	138,642,000	2,402,721
2018-C48, 4.245%, 01/15/2052	7,000,000	7,125,713
2019-C49, 0.602%, 03/15/2052 (f)(k)	125,812,000	4,709,986
2019-C49, 3.933%, 03/15/2052	5,000,000	5,048,002
2019-C49, 4.546%, 03/15/2052	4,647,000	4,528,120
2019-C50, 0.888%, 05/15/2052 (f)(k)	36,427,311	1,918,255
2019-C51, 0.675%, 06/15/2052 (f)(k)	130,394,000	5,231,486
2019-C52, 1.110%, 08/15/2052 (f)(k)	113,763,146	7,420,804
2019-C52, 1.605%, 08/15/2052 (f)(k)	57,892,648	4,696,228
2019-C53, 0.451%, 10/15/2052 (f)(k)	105,325,000	3,347,018
2019-C53, 3.514%, 10/15/2052 (f)	5,200,000	4,758,734
2020-C55, 0.816%, 02/15/2053 (f)(k)	58,030,370	3,068,669
2020-C56, 0.313%, 06/15/2053 (f)(k)	127,035,000	2,691,249
2020-C56, 2.422%, 06/15/2053	2,250,000	2,091,469
2020-C58, 1.127%, 07/15/2053 (f)(k)	109,974,000	8,636,258
2020-C57, 0.733%, 08/15/2053 (f)(k)	74,972,000	3,769,682
2020-C57, 1.914%, 08/15/2053	7,250,000	6,520,234
2021-C59, 0.908%, 04/15/2054 (f)(k)	65,782,000	4,300,926
2021-C59, 1.451%, 04/15/2054 (a)(f)(k)	40,274,000	4,086,353
2021-C59, 3.284%, 04/15/2054	7,648,000	6,643,239
2021-C60, 1.101%, 08/15/2054 (k)	40,551,000	3,417,801
2021-C60, 1.553%, 08/15/2054 (k)	41,424,323	4,183,016
2021-C60, 2.130%, 08/15/2054	5,658,000	5,080,894
2021-C60, 2.730%, 08/15/2054	6,814,678	5,858,650
2021-C60, 2.738%, 08/15/2054	3,000,000	2,454,734
2021-C61, 1.390%, 11/15/2054 (k)	9,132,000	930,852
2021-C61, 2.525%, 11/15/2054	15,000,000	13,839,704
2021-C61, 3.113%, 11/15/2054	4,221,000	3,726,902
2015-C30, 4.400%, 09/15/2058 (f)	5,800,000	5,711,426
2018-C47, 0.154%, 09/15/2061 (f)(k)	164,144,000	1,732,113
2018-C47, 4.673%, 09/15/2061 (f)	8,000,000	8,118,986
WFRBS Commercial Mortgage Trust
2013-UBS1, 5.025%, 03/15/2046 (f)	7,500,000	7,532,897
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,250,531,977)		1,077,741,015

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 8.07%
FHMR
2021-RR17, 2.038%, 08/27/2027 (f)(k)	70,015,000	5,768,634
2020-RR09, 2.676%, 08/27/2029 (f)(k)	42,360,000	5,742,737
Freddie Mac Multifamily ML Certificates
2020-ML07, 0.000%, 10/25/2036 (a)(f)(h)(k)	25,174,956	4,314,987
2019-ML06, 1.132%, 06/25/2037 (f)(k)	10,846,672	1,014,164
2021-ML08, 1.846%, 07/25/2037 (f)(k)	33,376,326	5,319,185
2021-ML10, 2.055%, 01/25/2038 (a)(f)(k)	14,376,281	2,677,726
2021-ML11, 0.769%, 03/25/2038 (a)(f)(k)	34,586,027	2,136,033
2021-ML10, 1.517%, 06/25/2038 (a)(f)(k)	15,188,137	2,081,990
2021-ML09, 1.552%, 02/25/2040 (a)(f)(k)	44,288,746	6,243,384
2021-ML12, 1.219%, 01/25/2041 (a)(f)(k)	18,211,671	2,063,747
Freddie Mac Multifamily Structured Pass Through Certificates
K723, 0.912%, 08/25/2023 (f)(k)	62,778,995	547,759
K723, 0.839%, 09/25/2023 (f)(k)	61,645,000	611,241
K728, 0.384%, 08/25/2024 (f)(k)	57,619,412	430,711
K729, 0.343%, 10/25/2024 (f)(k)	47,775,017	314,355
K042, 1.027%, 12/25/2024 (f)(k)	113,982,915	2,495,679
K046, 0.344%, 03/25/2025 (f)(k)	437,457,901	3,944,470
K049, 0.571%, 07/25/2025 (f)(k)	90,422,196	1,380,801
K734, 0.785%, 02/25/2026 (f)(k)	64,534,724	1,285,487
K735, 1.095%, 05/25/2026 (f)(k)	59,065,215	1,883,974
K735, 1.364%, 05/25/2026 (f)(k)	70,547,000	3,432,556
K737, 1.006%, 10/25/2026 (f)(k)	20,050,000	797,048
K061, 0.050%, 11/25/2026 (f)(k)	72,512,000	307,096
K062, 0.175%, 12/25/2026 (f)(k)	79,423,000	719,890
K063, 0.418%, 01/25/2027 (f)(k)	372,766,372	4,263,366
K064, 0.733%, 03/25/2027 (f)(k)	125,194,380	3,110,091
K738, 1.481%, 03/25/2027 (f)(k)	24,099,000	1,402,282
K065, 0.548%, 05/25/2027 (f)(k)	57,193,000	1,464,501
K066, 0.888%, 06/25/2027 (f)(k)	31,511,969	999,024
KW03, 0.974%, 06/25/2027 (f)(k)	15,584,606	458,775
K067, 0.576%, 07/25/2027 (f)(k)	40,406,474	1,030,535
K068, 0.558%, 08/25/2027 (f)(k)	102,943,676	2,022,637
K069, 0.478%, 09/25/2027 (f)(k)	28,932,808	489,856
K739, 1.570%, 09/25/2027 (f)(k)	32,621,072	2,344,026
K070, 0.458%, 11/25/2027 (f)(k)	276,411,492	4,429,771
K072, 0.493%, 12/25/2027 (f)(k)	60,649,496	1,078,815
K073, 0.204%, 01/25/2028 (f)(k)	54,203,000	674,090
K073, 0.304%, 01/25/2028 (f)(k)	155,727,715	2,530,980
K742, 0.926%, 04/25/2028 (f)(k)	89,849,000	4,396,419
K743, 1.391%, 05/25/2028 (f)(k)	99,488,000	6,808,252
KW06, 0.104%, 06/25/2028 (f)(k)	582,839,579	4,607,988
K080, 0.120%, 07/25/2028 (f)(k)	428,613,426	3,721,093
K081, 0.073%, 08/25/2028 (f)(k)	154,257,613	952,309
K084, 0.204%, 10/25/2028 (f)(k)	337,782,563	4,327,028
K747, 0.486%, 12/25/2028 (f)(k)	160,000,000	3,762,213
K089, 0.454%, 01/25/2029 (f)(k)	53,965,000	1,562,902
K088, 0.509%, 01/25/2029 (f)(k)	149,479,985	4,531,874
K748, 0.545%, 01/25/2029 (f)(k)	175,000,000	5,788,807
K090, 0.705%, 02/25/2029 (f)(k)	77,767,093	3,251,940
K091, 0.485%, 03/25/2029 (f)(k)	53,659,000	1,659,174
K090, 0.621%, 03/25/2029 (f)(k)	50,517,000	1,963,864
KW09, 0.806%, 05/25/2029 (f)(k)	63,219,293	2,769,998
K093, 1.092%, 05/25/2029 (f)(k)	54,473,952	2,976,538
K094, 1.015%, 06/25/2029 (f)(k)	194,697,730	10,076,990
K097, 1.090%, 07/25/2029 (f)(k)	72,824,050	4,745,565
K098, 1.144%, 08/25/2029 (f)(k)	61,970,463	4,202,738
KG02, 1.151%, 08/25/2029 (f)(k)	33,000,000	1,922,610
K098, 1.516%, 08/25/2029 (f)(k)	24,691,000	2,128,115
K099, 0.885%, 09/25/2029 (f)(k)	210,687,660	11,267,681
K100, 0.913%, 09/25/2029 (f)(k)	62,086,000	3,600,317
K102, 0.824%, 10/25/2029 (f)(k)	165,577,725	8,413,965
K101, 1.093%, 10/25/2029 (f)(k)	65,686,000	4,539,697
K103, 0.757%, 11/25/2029 (f)(k)	125,267,315	5,057,467
K105, 1.767%, 01/25/2030 (f)(k)	64,122,000	7,254,975
K107, 1.549%, 02/25/2030 (f)(k)	118,898,000	11,995,691
K108, 1.780%, 03/25/2030 (f)(k)	70,601,000	7,810,363
K108, 1.810%, 03/25/2030 (f)(k)	16,046,129	1,727,062
K110, 1.814%, 04/25/2030 (f)(k)	29,915,331	3,114,712
K112, 1.536%, 05/25/2030 (f)(k)	96,459,886	8,930,488
K111, 1.681%, 05/25/2030 (f)(k)	108,913,792	10,938,779
K112, 1.766%, 05/25/2030 (f)(k)	44,272,000	4,960,766
K114, 1.212%, 06/25/2030 (f)(k)	136,376,722	9,926,807
K115, 1.327%, 06/25/2030 (f)(k)	54,129,345	4,658,523
K114, 1.436%, 06/25/2030 (f)(k)	42,500,000	3,852,085
KG03, 1.483%, 06/25/2030 (f)(k)	15,599,435	1,369,045
K113, 1.490%, 06/25/2030 (f)(k)	91,754,514	8,173,318
K115, 1.649%, 07/25/2030 (f)(k)	22,290,414	2,345,230
K118, 0.960%, 09/25/2030 (f)(k)	120,761,141	7,718,521
K118, 1.263%, 09/25/2030 (f)(k)	35,916,184	2,949,204
K116, 1.704%, 09/25/2030 (f)(k)	23,000,000	2,534,154
K121, 1.025%, 10/25/2030 (f)(k)	48,928,886	3,276,097
K119, 1.134%, 10/25/2030 (f)(k)	51,000,000	4,069,346
KG04, 0.852%, 11/25/2030 (f)(k)	111,107,819	6,359,067
K122, 0.882%, 11/25/2030 (f)(k)	111,953,212	6,625,481
K122, 1.081%, 11/25/2030 (f)(k)	35,211,000	2,718,536
K121, 1.195%, 11/25/2030 (f)(k)	49,550,000	4,178,502
K123, 0.977%, 12/25/2030 (f)(k)	50,000,000	3,488,730
K125, 0.676%, 01/25/2031 (f)(k)	179,525,869	7,289,917
K125, 0.873%, 01/25/2031 (f)(k)	52,600,000	3,026,930
K124, 0.936%, 01/25/2031 (f)(k)	54,248,000	3,666,997
K152, 0.957%, 01/25/2031 (f)(k)	29,923,060	1,842,369
K127, 0.503%, 02/25/2031 (f)(k)	186,332,000	6,966,693
K128, 0.517%, 03/25/2031 (f)(k)	154,062,868	5,601,803
K128, 0.733%, 03/25/2031 (f)(k)	37,700,000	2,053,089
K129, 1.159%, 05/25/2031 (f)(k)	71,522,706	5,177,371
K129, 1.334%, 05/25/2031 (f)(k)	31,700,000	2,874,172
K130, 1.144%, 06/25/2031 (f)(k)	122,777,509	9,164,838
K131, 0.831%, 07/25/2031 (f)(k)	135,678,781	7,347,345
K130, 1.321%, 07/25/2031 (f)(k)	43,372,188	3,961,724
K138, 0.793%, 01/25/2032 (f)(k)	195,000,000	10,935,229
K141, 0.305%, 02/25/2032 (f)(k)	162,770,971	4,282,618
K141, 0.324%, 02/25/2032 (f)(k)	195,000,000	5,442,469
K155, 0.115%, 04/25/2033 (f)(k)	245,365,061	3,293,290
K1511, 0.777%, 03/25/2034 (f)(k)	132,055,448	8,552,149
K1512, 0.910%, 04/25/2034 (f)(k)	47,533,738	3,579,828
K1513, 0.860%, 08/25/2034 (f)(k)	75,985,257	5,567,113
K1514, 0.577%, 10/25/2034 (f)(k)	80,446,255	4,299,909
K1515, 1.638%, 02/25/2035 (f)(k)	78,736,754	10,482,350
K1516, 1.511%, 05/25/2035 (f)(k)	41,802,809	5,932,609
K1517, 1.443%, 07/25/2035 (f)(k)	81,864,549	10,382,046
K1521, 0.981%, 08/25/2036 (f)(k)	113,286,534	10,971,438
K097, 1.349%, 09/25/2051 (f)(k)	66,115,000	5,538,625
FREMF Mortgage Trust
2018-K82, 4.131%, 09/25/2028 (a)(f)	3,065,000	3,043,752
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $493,700,433)		473,100,102

MUNICIPAL BONDS - 27.02%
Alabama - 0.09%
Alabama Federal Aid Highway Finance Authority
1.956%, 09/01/2030	5,000,000	4,330,780
Baldwin County Public Building Authority
2.000%, 03/01/2046	1,070,000	721,922
		5,052,702
Alaska - 0.31%
Alaska Municipal Bond Bank Authority
2.122%, 12/01/2031	7,710,000	6,628,509
Municipality of Anchorage, AK
1.896%, 09/01/2028	1,685,000	1,548,105
1.896%, 09/01/2028	1,525,000	1,401,606
5.000%, 12/01/2050	8,000,000	8,642,517
		18,220,737
Arizona - 0.50%
City of Phoenix, Civic Improvement Corp.
5.000%, 07/01/2049	11,205,000	12,055,404
City of Tucson, AZ
2.232%, 07/01/2034	11,605,000	9,256,450
Glendale Municipal Property Corp.
6.157%, 07/01/2033	3,050,000	3,546,812
Industrial Development Authority of the City of Phoenix
5.000%, 07/01/2045 (a)	4,285,000	4,339,683
		29,198,349
California - 5.91%
Alvord Unified School District
0.000%, 08/01/2046 (h)	1,975,000	2,226,512
California Pollution Control Financing Authority
4.000%, 11/01/2023 (a)(d)	7,000,000	6,810,959
California State University
2.534%, 11/01/2033	4,265,000	3,587,206
Chaffey Joint Union High School District
3.143%, 08/01/2043	2,620,000	2,161,708
City of Chula Vista, CA
1.728%, 06/01/2030	2,235,000	1,872,710
1.828%, 06/01/2031	2,000,000	1,645,127
City of Corona, CA
1.863%, 05/01/2028	4,515,000	4,071,383
City of Huntington Beach, CA
2.453%, 06/15/2031	4,000,000	3,347,543
City of Industry, CA
4.000%, 01/01/2028	2,885,000	2,950,807
City of Los Angeles Department of Airports
1.876%, 05/15/2030	2,000,000	1,700,852
5.000%, 05/15/2045	7,965,000	8,852,128
6.582%, 05/15/2039	5,085,000	5,893,159
City of Los Angeles, CA
3.550%, 09/01/2031	3,000,000	2,916,028
City of Los Angeles, Department of Airports
5.000%, 05/15/2045	15,000,000	16,670,675
City of Ontario, CA
3.779%, 06/01/2038	3,000,000	2,798,217
City of Orange, CA
2.220%, 06/01/2030	7,500,000	6,850,866
2.270%, 06/01/2031	12,370,000	11,143,143
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,256,879
City of San Francisco, CA Public Utilities Commission Water Revenue
2.845%, 11/01/2041	2,000,000	1,593,693
City of Santa Ana, CA
1.665%, 08/01/2028	5,500,000	4,753,026
1.869%, 08/01/2029	4,430,000	3,769,847
2.089%, 08/01/2030	1,800,000	1,516,420
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,645,200
City of Union City, CA
0.000%, 07/01/2025 (h)	2,105,000	1,872,766
City of Whittier, CA
1.566%, 06/01/2028	1,085,000	932,135
1.724%, 06/01/2029	1,685,000	1,416,267
Coachella Valley Unified School District, CA
0.000%, 08/01/2034 (h)	1,100,000	695,486
Coast Community College District
2.957%, 08/01/2038	15,000,000	12,235,304
County of San Diego, CA
6.029%, 08/15/2026	645,000	700,158
County of Santa Cruz, CA
1.444%, 06/01/2028	3,385,000	3,045,298
1.661%, 06/01/2029	2,965,000	2,641,747
1.811%, 06/01/2030	3,900,000	3,436,772
East Side Union High School District
5.320%, 04/01/2036	6,765,000	7,335,835
Fullerton Public Financing Authority
7.750%, 05/01/2031	1,265,000	1,498,246
Gateway Unified School District, CA
0.000%, 08/01/2033 (h)	2,315,000	1,563,625
0.000%, 08/01/2035 (h)	2,315,000	1,437,192
0.000%, 08/01/2036 (h)	2,315,000	1,377,001
Golden State Tobacco Securitization Corp.
2.787%, 06/01/2031	15,930,000	13,855,444
3.000%, 06/01/2046	13,735,000	12,145,666
Hayward Unified School District
4.000%, 08/01/2030	2,400,000	2,455,797
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	16,720,000	15,987,913
Los Angeles Community College District, CA
2.106%, 08/01/2032	24,000,000	20,341,879
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.735%, 06/01/2039	12,795,000	14,463,874
Los Angeles Housing Authority
5.000%, 06/01/2044	6,510,000	6,979,034
Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	2,800,000	3,272,412
Northern California Power Agency
5.679%, 06/01/2035	10,345,000	10,989,732
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038 (h)	4,400,000	2,331,628
Palmdale Elementary School District
0.000%, 08/01/2029 (h)	540,000	428,811
Pasadena Unified School District
2.881%, 05/01/2037	6,030,000	5,245,440
Peralta Community College District
0.000%, 08/05/2031 (h)	12,350,000	11,094,037
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035 (h)	7,600,000	4,804,411
Port of Oakland
1.949%, 05/01/2028	2,765,000	2,496,227
2.049%, 05/01/2029	3,935,000	3,480,626
San Diego Unified School District
0.000%, 07/01/2036 (h)	7,895,000	4,763,920
San Francisco Bay Area Rapid Transit District
3.000%, 08/01/2037	2,440,000	2,323,318
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 05/01/2052	7,000,000	7,714,567
San Francisco City & County Redevelopment Agency Successor Agency
2.743%, 08/01/2032	5,000,000	4,318,252
San Francisco City & County Redevelopment Financing Authority
0.000%, 08/01/2036 (h)	5,240,000	2,781,291
5.750%, 08/01/2037	19,400,000	21,417,660
8.406%, 08/01/2039	4,590,000	6,350,662
San Joaquin Hills Transportation Corridor Agency
2.303%, 01/15/2028	9,980,000	9,087,856
Santa Ana Unified School District
0.000%, 08/01/2037 (h)	3,955,000	2,222,274
West Contra Costa Unified School District
0.000%, 08/01/2036 (h)	5,000,000	2,978,223
West Sonoma County Union High School District
0.000%, 08/01/2037 (h)	1,840,000	1,089,191
William S. Hart Union High School District
0.000%, 08/01/2034 (h)	2,380,000	1,589,813
0.000%, 08/01/2036 (h)	1,050,000	645,767
Yosemite Community College District
0.000%, 08/01/2038 (h)	6,110,000	3,371,258
Yuba Community College District
0.000%, 08/01/2038 (h)	5,055,000	2,829,281
		346,078,184
Colorado - 0.49%
Board of Governors of Colorado State University System
2.644%, 03/01/2034	6,275,000	5,408,331
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	2,650,000	2,578,011
Colorado Health Facilities Authority
3.796%, 11/01/2044	10,815,000	9,627,781
Ebert Metropolitan District
5.000%, 12/01/2043	10,000,000	11,203,392
		28,817,515
District of Columbia - 0.25%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	10,260,000	14,403,569
Florida - 2.50%
City of Gainesville, FL
0.000%, 10/01/2027 (h)	4,610,000	3,799,609
0.000%, 10/01/2028 (h)	1,400,000	1,103,675
County of Lee, FL Airport Revenue
5.000%, 10/01/2046	22,760,000	24,830,086
County of Miami-Dade, FL
6.875%, 10/01/2034	1,550,000	2,001,800
County of Miami-Dade, FL Aviation Revenue
3.275%, 10/01/2029	5,435,000	5,240,365
County of Miami-Dade, FL Seaport Department
1.862%, 10/01/2029	11,500,000	9,931,155
1.962%, 10/01/2031	4,235,000	3,496,330
2.012%, 10/01/2031	6,940,000	5,770,346
County of Miami-Dade, FL Transit System
1.650%, 07/01/2030	16,095,000	13,417,558
Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	7,000,000	7,083,277
Florida State Board Aministration Finance Corporation Revenue
2.154%, 07/01/2030	5,537,000	4,834,299
Hillsborough County Aviation Authority
5.000%, 10/01/2047	18,250,000	20,085,249
JEA Water & Sewer System Revenue
3.000%, 10/01/2040	7,495,000	6,864,052
3.000%, 10/01/2041	5,045,000	4,588,343
Reedy Creek Improvement District
2.497%, 06/01/2034	4,500,000	3,686,841
2.547%, 06/01/2035	4,500,000	3,643,681
2.731%, 06/01/2038 (d)	18,500,000	14,688,832
Tampa-Hillsborough County Expressway Authority
1.792%, 07/01/2028	3,900,000	3,415,044
1.892%, 07/01/2029	4,750,000	4,071,880
1.942%, 07/01/2030	4,655,000	3,898,647
		146,451,069
Georgia - 0.22%
Municipal Electric Authority of Georgia
2.497%, 01/01/2031	10,355,000	8,984,043
Valdosta & Lowndes County Hospital Authority
2.604%, 10/01/2030	2,000,000	1,859,621
3.000%, 10/01/2029	2,000,000	1,937,088
		12,780,752
Hawaii - 0.70%
State of Hawaii
2.142%, 08/01/2032	15,650,000	13,261,121
State of Hawaii Airports System Revenue
5.000%, 07/01/2047	25,000,000	27,615,255
		40,876,376
Illinois - 0.31%
Chicago O'Hare International Airport
2.316%, 01/01/2029	10,000,000	9,094,366
Illinois Finance Authority
3.510%, 05/15/2041	7,000,000	5,764,579
State of Illinois
5.750%, 01/01/2037	3,000,000	3,235,583
		18,094,528
Indiana - 0.18%
Indiana Finance Authority
3.000%, 10/01/2039	1,975,000	1,794,190
4.807%, 07/15/2035	3,000,000	3,264,391
Indianapolis Local Public Improvement Bond Bank
2.473%, 01/01/2040	4,500,000	3,652,807
5.854%, 01/15/2030	1,810,000	1,954,334
		10,665,722
Kansas - 0.06%
State of Kansas Department of Transportation
4.596%, 09/01/2035	3,480,000	3,756,649
Kentucky - 0.63%
County of Warren, KY
3.921%, 12/01/2031	825,000	838,571
4.397%, 12/01/2038	1,540,000	1,604,195
Kentucky State Property & Building Commission
2.023%, 09/01/2029	6,310,000	5,470,286
2.123%, 09/01/2030	2,755,000	2,339,304
2.223%, 09/01/2031	3,350,000	2,829,148
Kentucky Turnpike Authority
1.668%, 07/01/2028	4,250,000	3,862,975
1.768%, 07/01/2029	12,765,000	11,420,560
1.968%, 07/01/2031	5,335,000	4,647,564
Louisville and Jefferson County Metropolitan Sewer District
2.250%, 05/15/2044	4,880,000	3,707,504
		36,720,107
Louisiana - 0.84%
City of New Orleans, LA
2.220%, 09/01/2029	6,400,000	5,781,953
City of New Orleans, LA Sewerage Service Revenue
1.791%, 06/01/2030	1,000,000	835,107
1.891%, 06/01/2031	1,575,000	1,292,927
City of New Orleans, LA Water System Revenue
1.691%, 12/01/2029	1,800,000	1,506,839
1.841%, 12/01/2030	3,120,000	2,575,044
1.941%, 12/01/2031	1,635,000	1,327,762
East Baton Rouge Sewerage Commission
2.437%, 02/01/2039	2,500,000	1,917,847
Parish of East Baton Rouge Capital Improvements District
5.000%, 08/01/2048	10,000,000	11,242,031
State of Louisiana
1.742%, 06/15/2032	2,520,000	2,041,543
1.792%, 06/15/2033	1,900,000	1,509,064
State of Louisiana Gasoline & Fuels Tax Revenue
2.230%, 05/01/2036	8,000,000	6,269,527
2.530%, 05/01/2041	8,995,000	6,871,753
2.830%, 05/01/2043	8,135,000	6,209,877
		49,381,274
Maine - 0.19%
Maine Health & Higher Educational Facilities Authority
3.118%, 07/01/2043	14,250,000	10,963,991
Maryland - 0.19%
Maryland Stadium Authority
2.805%, 05/01/2040	7,000,000	5,941,849
5.000%, 05/01/2050	3,000,000	3,489,725
State of Maryland Department of Transportation
1.686%, 08/01/2030	2,110,000	1,797,064
		11,228,638
Massachusetts - 0.49%
City of Worcester, MA
6.250%, 01/01/2028	2,875,000	3,112,740
Commonwealth of Massachusetts
2.375%, 09/01/2043	3,250,000	2,556,024
3.000%, 05/01/2035	6,540,000	6,205,736
3.000%, 05/01/2036	5,000,000	4,719,936
Commonwealth of Massachusetts Transportation Fund Revenue
5.631%, 06/01/2030	1,050,000	1,143,183
Massachusetts Bay Transportation Authority Sales Tax Revenue
2.235%, 07/01/2031	8,795,000	7,791,461
Massachusetts Educational Financing Authority
3.455%, 07/01/2028	2,000,000	1,947,667
3.831%, 07/01/2024	450,000	453,094
Massachusetts State College Building Authority
5.932%, 05/01/2040	550,000	607,192
		28,537,033
Michigan - 1.15%
City of Detroit, MI
4.000%, 04/01/2044	8,700,000	6,991,446
Detroit City School District
7.747%, 05/01/2039	9,985,000	13,014,691
Great Lakes Water Authority Sewage Disposal System Revenue
2.365%, 07/01/2032	3,500,000	3,092,781
2.615%, 07/01/2036	1,000,000	848,362
3.056%, 07/01/2039	12,365,000	10,433,610
Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,127,888
2.710%, 11/01/2026	7,145,000	6,921,112
3.084%, 12/01/2034	5,095,000	4,599,011
3.267%, 06/01/2039	19,000,000	16,393,069
3.610%, 11/01/2032	3,000,000	2,897,523
		67,319,493
Minnesota - 0.39%
Western Minnesota Municipal Power Agency
3.156%, 01/01/2039 (d)	17,500,000	15,542,214
White Bear Lake Independent School District No. 624
3.000%, 02/01/2044	8,330,000	7,401,621
		22,943,835
Mississippi - 0.10%
Mississippi Development Bank
5.460%, 10/01/2036	5,505,000	6,034,373
Missouri - 0.20%
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 (a)	7,970,000	7,561,327
St. Louis School District
6.450%, 04/01/2028	3,800,000	4,348,279
		11,909,606
Nebraska - 0.04%
District Energy Corp.
2.390%, 07/01/2036	2,830,000	2,371,934
Nevada - 0.37%
City of North Las Vegas, NV
6.572%, 06/01/2040	12,280,000	14,721,570
Clark County School District
5.510%, 06/15/2024	6,510,000	6,663,954
		21,385,524
New Hampshire - 0.06%
New Hampshire Business Finance Authority
3.278%, 10/01/2037	4,925,000	3,737,999
New Jersey - 1.16%
City of Newark, NJ
4.100%, 11/01/2028	2,830,000	2,909,568
County of Essex, NJ
2.000%, 09/01/2044	3,560,000	2,465,135
County of Hudson, NJ
2.250%, 11/15/2038	5,000,000	3,897,624
Mercer County Improvement Authority
8.270%, 12/01/2034	14,455,000	18,843,711
New Jersey Economic Development Authority
0.000%, 02/15/2025 (h)	20,188,000	18,457,553
7.425%, 02/15/2029	10,000,000	11,363,936
New Jersey Institute of Technology
3.323%, 07/01/2024	1,540,000	1,545,762
3.415%, 07/01/2042	3,500,000	2,995,405
New Jersey Turnpike Authority
1.863%, 01/01/2031	6,500,000	5,468,367
		67,947,061
New York - 1.46%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,057,310
New York City Industrial Development Agency
2.436%, 01/01/2036	5,850,000	4,382,507
New York City Transitional Finance Authority Future Tax Secured Revenue
4.200%, 11/01/2030	20,000,000	20,225,682
5.000%, 02/01/2051	5,000,000	5,696,515
New York Liberty Development Corp.
2.250%, 02/15/2041	13,595,000	10,391,133
New York State Dormitory Authority
2.152%, 03/15/2031	20,000,000	17,161,626
2.746%, 07/01/2030	6,430,000	5,812,146
5.096%, 08/01/2034	3,125,000	3,161,208
New York State Thruway Authority
2.900%, 01/01/2035	8,420,000	7,393,906
New York State Urban Development Corp.
1.750%, 03/15/2028	10,000,000	8,922,035
Western Nassau County Water Authority
2.958%, 04/01/2041	1,500,000	1,225,490
		85,429,558
North Carolina - 0.10%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2042	5,000,000	5,784,803
Ohio - 0.92%
American Municipal Power, Inc.
7.499%, 02/15/2050	3,520,000	4,628,423
7.834%, 02/15/2041	3,950,000	5,349,487
County of Hamilton, OH
3.374%, 06/01/2034	285,000	264,010
3.756%, 06/01/2042	8,000,000	7,027,091
Franklin County Convention Facilities Authority
2.022%, 12/01/2030	5,485,000	4,836,149
2.472%, 12/01/2034 (d)	22,100,000	19,029,786
JobsOhio Beverage System
2.833%, 01/01/2038	7,225,000	6,188,339
Ohio Higher Educational Facility Commission
4.500%, 12/01/2026	4,025,000	4,008,849
South-Western City School District
0.000%, 12/01/2028 (h)	2,735,000	2,165,397
Sycamore Community City School District
5.850%, 12/01/2028	605,000	686,564
		54,184,095
Oklahoma - 0.55%
Oklahoma City Economic Development Trust
1.471%, 03/01/2028	1,200,000	1,084,522
1.691%, 03/01/2029	1,600,000	1,425,363
1.791%, 03/01/2030	1,455,000	1,276,596
1.891%, 03/01/2031	1,545,000	1,335,480
Oklahoma Development Finance Authority
5.450%, 08/15/2028	5,520,000	5,622,612
Oklahoma Municipal Power Authority
2.431%, 01/01/2034	3,870,000	3,355,536
2.501%, 01/01/2035	3,475,000	2,992,306
2.551%, 01/01/2036	2,390,000	2,040,406
2.803%, 01/01/2041	15,500,000	12,954,452
		32,087,273
Oregon - 0.13%
Hospital Facilities Authority of Multnomah County Oregon
1.250%, 06/01/2026	2,610,000	2,422,466
Oregon Health & Science University
2.850%, 07/01/2030	1,000,000	937,874
Tri-County Metropolitan Transportation District of Oregon
2.103%, 09/01/2032	5,060,000	4,394,436
		7,754,776
Pennsylvania - 0.67%
Berks County Industrial Development Authority
3.950%, 05/15/2024	490,000	489,015
4.450%, 05/15/2027	800,000	791,159
City of Philadelphia, PA
1.492%, 07/15/2028	3,725,000	3,316,873
1.618%, 07/15/2029	2,505,000	2,192,985
1.738%, 07/15/2030	2,250,000	1,940,248
Commonwealth Financing Authority
2.758%, 06/01/2030	1,040,000	937,133
3.657%, 06/01/2038	5,820,000	5,260,833
3.807%, 06/01/2041	6,110,000	5,436,439
4.014%, 06/01/2033	2,750,000	2,694,148
Montgomery County Industrial Development Authority
3.150%, 11/15/2028	10,000,000	9,424,884
Pennsylvania Economic Development Financing Authority
2.502%, 06/15/2032	6,000,000	5,013,361
Union County Hospital Authority
3.800%, 08/01/2023	570,000	572,430
4.400%, 08/01/2028	1,060,000	1,080,219
		39,149,727
Puerto Rico - 0.37%
Children's Trust Fund
5.375%, 05/15/2033	275,000	282,071
Commonwealth of Puerto Rico
0.000%, 07/01/2024 (h)	236,736	217,686
0.000%, 07/01/2033 (h)	592,257	351,505
0.000%, 11/01/2043 (h)	2,291,998	1,188,974
4.000%, 07/01/2033	460,219	451,318
4.000%, 07/01/2035	413,675	400,138
4.000%, 07/01/2037	355,042	343,417
4.000%, 07/01/2041	482,722	458,550
4.000%, 07/01/2046	502,024	469,680
5.250%, 07/01/2023	513,996	520,881
5.375%, 07/01/2025	512,555	539,761
5.625%, 07/01/2027	507,913	554,721
5.625%, 07/01/2029	499,673	552,895
5.750%, 07/01/2031	485,328	549,843
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	10,625,265	9,483,049
Puerto Rico Highway & Transportation Authority
0.000%, 07/01/2026 (d)(h)	7,000,000	5,409,122
		21,773,611
South Carolina - 0.20%
Charleston Educational Excellence Finance Corp.
1.919%, 12/01/2030	5,000,000	4,442,389
Commission of Public Works, City of Greer
5.500%, 09/01/2032	2,000,000	2,377,314
South Carolina Jobs-Economic Development Authority
2.729%, 07/01/2030	5,015,000	4,664,799
		11,484,502
Tennessee - 0.34%
Memphis-Shelby County Airport Authority
5.000%, 07/01/2049	5,000,000	5,429,678
New Memphis Arena Public Building Authority
0.000%, 04/01/2044 (h)	1,800,000	654,688
0.000%, 04/01/2045 (h)	2,000,000	690,202
0.000%, 04/01/2046 (h)	1,700,000	556,583
Tennessee State School Bond Authority
4.848%, 09/15/2027	12,000,000	12,727,154
		20,058,305
Texas - 3.21%
Board of Regents of the University of Texas System
5.134%, 08/15/2042	2,500,000	2,840,752
City of Austin, TX Airport System Revenue
5.250%, 11/15/2047	5,000,000	5,646,233
City of Austin, TX Electric Utility Revenue
5.000%, 11/15/2049	6,285,000	6,960,233
City of Dallas, TX
0.000%, 02/15/2031 (h)	10,000,000	7,029,156
0.000%, 02/15/2032 (d)(h)	15,000,000	10,004,464
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	3,628,810
City of Houston, TX
5.508%, 03/01/2036	4,900,000	5,502,530
5.538%, 03/01/2037	4,100,000	4,662,371
6.290%, 03/01/2032	860,000	961,927
City of Houston, TX Airport System Revenue
2.085%, 07/01/2028	10,000,000	9,036,586
2.385%, 07/01/2031	15,000,000	13,098,390
6.880%, 01/01/2028	2,025,000	2,195,249
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,587,600
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2049	5,000,000	5,588,513
5.718%, 02/01/2041	5,645,000	6,496,116
5.985%, 02/01/2039	13,020,000	15,342,687
Colony Economic Development Corp.
7.250%, 10/01/2042	5,000,000	5,153,879
Dallas Fort Worth International Airport
2.454%, 11/01/2029	4,500,000	4,065,501
2.994%, 11/01/2038	15,100,000	13,328,686
Downtown Dallas Development Authority
0.000%, 08/15/2036 (h)	6,730,000	3,295,466
Lower Colorado River Authority
5.000%, 05/15/2045	7,160,000	7,871,030
5.000%, 05/15/2050	10,310,000	11,282,677
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue
2.599%, 11/01/2037	17,015,000	13,612,136
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020 (d)(g)	220,000	61,600
North Texas Tollway Authority
1.727%, 01/01/2028	3,250,000	2,905,071
8.410%, 02/01/2030	5,090,000	6,175,175
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 (a)	6,000,000	5,349,566
Stafford Municipal School District
3.084%, 08/15/2041	1,000,000	848,065
Tarrant Regional Water District
1.550%, 09/01/2030	6,895,000	5,898,411
Texas Transportation Commission
2.013%, 10/01/2037	6,295,000	4,743,996
White Settlement Independent School District
0.000%, 08/15/2030 (h)	1,420,000	1,030,826
		188,203,702
Utah - 0.20%
City of Salt Lake City, UT Airport Revenue
5.250%, 07/01/2048	7,000,000	7,524,297
County of Salt Lake, UT Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	4,483,752
		12,008,049
Virginia - 0.42%
County of Botetourt, VA
6.000%, 07/01/2044	4,485,000	4,682,260
Hampton Roads Transportation Accountability Commission
5.000%, 07/01/2045	17,770,000	20,146,526
		24,828,786
Washington - 0.86%
NJB Properties
5.510%, 12/01/2036	7,665,000	8,860,786
Pierce County School District No. 10 Tacoma
2.357%, 12/01/2039	14,560,000	10,844,970
Port of Seattle, WA
5.000%, 08/01/2046	25,000,000	27,340,965
Spokane Public Facilities District
1.826%, 12/01/2029	2,000,000	1,771,103
1.996%, 12/01/2030	1,950,000	1,713,021
		50,530,845
West Virginia - 0.07%
Tobacco Settlement Finance Authority
2.701%, 06/01/2030	4,770,000	4,217,127
Wisconsin - 0.19%
Milwaukee Redevelopment Authority
0.000%, 04/01/2039 (h)	1,000,000	429,242
Public Finance Authority
4.153%, 05/15/2031	3,635,000	3,783,383
5.000%, 05/15/2032 (a)	1,275,000	1,265,110
9.000%, 06/01/2029 (a)(d)	5,750,000	5,745,386
		11,223,121
TOTAL MUNICIPAL BONDS (Cost $1,753,022,670)		1,583,595,300

GOVERNMENT SECURITIES & AGENCY ISSUES - 0.08%
United States International Development Finance Corp.
1.320%, 03/15/2035	5,000,000	4,279,807
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUES (Cost $5,000,000)		4,279,807

US GOVERNMENT NOTES/BONDS - 4.94%
United States Treasury Notes/Bonds
1.500%, 02/29/2024	89,750,000	88,340,645
1.750%, 03/15/2025	90,000,000	87,693,750
2.625%, 04/15/2025	50,000,000	49,878,906
1.875%, 02/15/2041	25,000,000	20,083,008
2.375%, 02/15/2042	50,000,000	43,390,625
TOTAL US GOVERNMENT NOTES/BONDS (Cost $297,294,317)		289,386,934

SHORT-TERM INVESTMENTS - 1.28%
First American Government Obligations Fund - Class X, 0.657% (l)	74,962,087	74,962,087
TOTAL SHORT-TERM INVESTMENTS (Cost $74,962,087)		74,962,087

Total Investments (Cost $6,441,662,410) - 99.39%		5,824,346,039
Other Assets in Excess of Liabilities - 0.61%		35,827,178
TOTAL NET ASSETS - 100.00%		$5,860,173,217

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2022.
(c)	Foreign issued security.
(d)	Represents an illiquid security. The total market value of these securities were $95,518,703, representing 1.63% of net assets as of May 31, 2022.
(e)	Perpetual maturity. The date referenced is the next call date.
(f)	Variable rate security; the rate shown represents the rate at May 31, 2022. The coupon is based on an underlying pool of loans.
(g)	Default or other conditions exist at May 31, 2022.
(h)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(i)	Step-up bond; the rate shown represents the rate at May 31, 2022.
(j)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(k)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(l)	Seven day yield at May 31, 2022.
Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

Summary of Fair Value Exposure at May 31, 2022

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$59,604,402	$-	$59,604,402
Collateralized Loan Obligations	-	315,822,628	-	315,822,628
Corporate Bonds	-	1,326,886,060	-	1,326,886,060
Non-Agency Residential Mortgage Backed Securities	-	618,967,704	-	618,967,704
Non-Agency Commercial Mortgage Backed Securities	-	1,077,741,015	-	1,077,741,015
Agency Commercial Mortgage Backed Securities	-	473,100,102	-	473,100,102
Municipal Bonds	-	1,583,595,300	-	1,583,595,300
Government Security & Agency Issues	-	4,279,807	-	4,279,807
US Government Notes/Bonds	-	289,386,934	-	289,386,934
Total Fixed Income	-	5,749,383,952	-	5,749,383,952

Short-Term Investments	74,962,087	-	-	74,962,087
Total Investments In Securities	$74,962,087	$5,749,383,952	$-	$5,824,346,039

For the period ended May 31, 2022, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.